UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 through February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Funds

February 28, 2015 (Unaudited)

JPMorgan Diversified Real Return Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

As the U.S. economy continued on a path of steady growth driven by low interest rates, falling oil prices and healthy corporate earnings, other developed markets stumbled. During the six months ended February 28, 2015, the U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by ceasing its billion-dollar monthly bond buying program in October and by indicating it may raise interest rates by mid-2015. The same month, the Bank of Japan responded to negative economic growth with a surprise package of massive stimulus. The European Central Bank (ECB) also took action, reinforcing its bond-buying program to stave off the threat of a deflationary spiral.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the six month reporting period. U.S. gross domestic product jumped 5.0% in the three months ended October 31 and rose 2.2% in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the six month period and the unemployment rate fell to pre-financial crisis levels of 5.5% in February 2015. Despite the improving economy, inflationary pressure was negligible, mostly due to a sharp decline in global oil prices. Even excluding energy and food, monthly consumer prices never rose above 0.2% during the six months ended February 28, 2015.

U.S. growth amid investor worries about the global economy drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar combined with extremely low yields on sovereign debt of industrialized nations added to the attraction of U.S. Treasury bonds. Yields, which move in the opposite direction of prices, fell 15.9% on 30-year Treasury bonds and 14.9% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through record highs several times during the period. For the six months ended February 28, 2015, the Barclays U.S. Aggregate Index returned 2.3% and the Standard & Poor’s 500 Index returned 6.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. After cutting its deposit rate to negative 0.1% in June, the central bank made a widely anticipated decision in January to expand its program of bond purchases to stimulate lending. While growth remained weak, there were signs of improvement as euro zone gross domestic product (GDP) rose to 0.3% in the final three months of 2014. However, monthly inflation data remained below the ECB’s target of just under 2.0%.

Adding to investor uncertainty in the European Union (EU), voters in Greece installed the anti-austerity Syriza Party in government in January. The move raised questions about the possibility of Greece exiting the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce took hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices generally higher during the six months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The past six months were marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life, even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the six month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the long-term impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp reminder of the soundness of an investment approach that is both broad and patient.

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited) (continued)

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	-2.49%
Barclays 1-10 Year U.S. TIPS Index	-1.21%

Net Assets as of 2/28/2015	$46,556,484

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally performed well amid continued economic growth, low interest rates and generally low volatility during the six months ended February 28, 2015. Despite strong growth in employment, inflationary pressure remained subdued, in large part due to declining oil prices globally.

U.S. equity markets generally moved higher during the reporting period, with a brief sell-off in October. Demand for U.S. Treasury securities increased as economic uncertainty elsewhere drove investors to so-called safe havens. Treasury yields, which move in the opposite direction of prices, fell sharply for both the 10-year and 30-year bonds. Overall, U.S. corporate debt provided positive returns, though high yield debt, also known as “junk bonds”, underperformed other fixed-income asset classes. Commodities prices generally were weak as slowing economic growth outside the U.S. curbed demand and oversupply drove oil and gas prices lower.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund sought to have lower volatility than that of U.S. equities, as represented by the S&P 500 Index. The Fund sought to achieve this lower volatility by maintaining meaningful allocation to Treasury Inflation Protected Securities (“TIPS”) and inflation sensitive fixed income investment strategies, gaining exposure to these asset classes primarily through its investments in underlying J.P. Morgan Funds. For the six months ended February 28, 2015, the Fund’s Select Class shares underperformed the Barclays 1-10 Year U.S. TIPS Index (the “Benchmark”). The Benchmark only tracks TIPS, while the Fund is invested in a broad range of assets.

The Fund’s exposure to the metals & mining sector and the energy sector through the use of exchange-traded funds (ETFs) was a leading detractor from both absolute performance and performance relative to the Benchmark during the six months ended February 28, 2015. The Fund’s allocation to commodities, particularly its exposure to gold through the use of ETFs, also detracted from absolute and relative performance.

The Fund’s allocation to real estate investment trusts (REITs) and its allocation to global infrastructure projects through investments in ETFs were leading contributors to both absolute and relative performance during the reporting period. The Fund’s allocation to the agriculture sector also contributed to overall performance, as did allocations to floating rate debt securities, TIPS and high yield bonds (also known as “junk bonds”).

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers targeted a long-term strategic asset allocation, consisting of the following weights: 16% in TIPS;

30% in other inflation protected fixed income securities; 14% in floating rate securities; 10% in real estate securities; 10% in commodities; 10% in natural resources equities including a direct equity investment in securities of agriculture and agricultural-related companies; 5% in infrastructure equities and 5% in cash and cash equivalents, such as money market funds. The Fund’s portfolio managers employed a momentum-based rebalancing strategy, making tactical investments based on the market conditions facing each asset class in their view of longer-term strategic allocation. At the end of the reporting period, the Fund had significantly less exposure to TIPS, while maintaining overweight exposures to floating rate securities and inflation managed bonds compared with the target weights in its longer-term strategic asset allocation.

TOP TEN HOLDINGS OF THE PORTFOLIO***
1.	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	29.7%
2.	JPMorgan Real Return Fund, Institutional Class Shares	17.1
3.	JPMorgan Realty Income Fund, Class R5 Shares	13.4
4.	JPMorgan Floating Rate Income Fund, Class R6 Shares	13.1
5.	JPMorgan Commodities Strategy Fund, Class R6 Shares	5.0
6.	JPMorgan High Yield Fund, Class R6 Shares	5.0
7.	iShares Global Infrastructure ETF	4.8
8.	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030%	3.5
9.	iShares Global Energy ETF	2.8
10.	iShares MSCI Global Metals & Mining Producers ETF	1.5

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	64.8%
Alternative Assets	18.4
International Equity	11.6
U.S. Equity	1.4
Others (each less than 1.0%)	0.3
Short-Term Investment	3.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2011
Without Sales Charge		(2.59)%	0.81%	0.03%	0.76%
With Sales Charge**		(6.97)	(3.72)	(1.50)	(0.42)
CLASS C SHARES	March 31, 2011
Without CDSC		(2.84)	0.29	(0.48)	0.27
With CDSC***		(3.84)	(0.71)	(0.48)	0.27
CLASS R2 SHARES	March 31, 2011	(2.72)	0.56	(0.22)	0.52
CLASS R5 SHARES	March 31, 2011	(2.46)	1.18	0.37	1.13
SELECT CLASS SHARES	March 31, 2011	(2.49)	1.03	0.27	1.02

*	Not annualized
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/11 — 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Real Return Fund, the Barclays 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Lipper Alternative Global Macro Funds Index from March 31, 2011 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1-10 Year U.S. TIPS Index and the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted does not reflect the deduction of expenses or a sales charge associated with a mutual fund. The performance of the Barclays 1-10 Year U.S. TIPS Index has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Global Macro Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1-10 Year U.S. TIPS Index represents the performance of intermediate (1-10 year) U.S. Treasury Inflation Protection Securities. The Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted of the Bureau of Labor Statistics (BLS) is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climatic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Lipper Alternative Global Macro Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF February 28, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 3.1%
	Consumer Staples — 1.2%
	Food Products — 1.2%
95	AAK AB, (Sweden)	5,499
2,135	Archer-Daniels-Midland Co.	102,224
1,186	Associated British Foods plc, (United Kingdom)	57,017
332	Austevoll Seafood ASA, (Norway)	2,012
131	Bakkafrost P/F, (Faroe Islands)	3,038
10	Barry Callebaut AG, (Switzerland) (a)	10,372
523	Bega Cheese Ltd., (Australia)	1,961
2,204	BRF S.A., (Brazil), ADR	50,031
488	Bunge Ltd.	39,909
54	Calavo Growers, Inc.	2,265
113	Cal-Maine Foods, Inc.	4,252
7,000	China Agri-Industries Holdings Ltd., (Hong Kong)	2,819
5,000	China Yurun Food Group Ltd., (China) (a)	1,914
27	CJ CheilJedang Corp., (South Korea)	8,781
518	Darling Ingredients, Inc. (a)	9,024
11	Emmi AG, (Switzerland) (a)	3,977
2,100	First Resources Ltd., (Singapore)	2,837
114	Fresh Del Monte Produce, Inc.	4,014
591	Glanbia plc, (Ireland)	10,769
20,300	Golden Agri-Resources Ltd., (Singapore)	6,011
561	GrainCorp Ltd., (Australia), Class A	4,321
100	Hokuto Corp., (Japan)	2,048
239	Ingredion, Inc.	19,648
259	Maple Leaf Foods, Inc., (Canada)	4,703
993	Marine Harvest ASA, (Norway)	12,505
200	Maruha Nichiro Corp., (Japan)	2,974
1,000	NH Foods Ltd., (Japan)	22,836
1,000	Nichirei Corp., (Japan)	5,142
1,000	Nippon Flour Mills Co., Ltd., (Japan)	4,914
1,000	Nippon Suisan Kaisha Ltd., (Japan) (a)	3,343
254	Nutreco N.V., (Netherlands)	12,846
203	Pilgrim’s Pride Corp.	5,568
200	Sakata Seed Corp., (Japan)	3,229
163	Salmar ASA, (Norway)	2,666
73	Sanderson Farms, Inc.	6,220
2	Seaboard Corp. (a)	8,020
229	Suedzucker AG, (Germany)	3,481
1,535	Tate & Lyle plc, (United Kingdom)	14,050
400	Toyo Suisan Kaisha Ltd., (Japan)	14,313
958	Tyson Foods, Inc., Class A	39,575
4,000	Vitasoy International Holdings Ltd., (Hong Kong)	5,972
8,400	Wilmar International Ltd., (Singapore)	19,923

	Total Consumer Staples	547,023

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrials — 0.5%
	Machinery — 0.5%
59	Ag Growth International, Inc., (Canada)	2,555
278	AGCO Corp.	13,828
3,591	CNH Industrial N.V., (United Kingdom)	29,841
1,194	Deere & Co.	108,176
1,000	Iseki & Co., Ltd., (Japan)	2,023
4,000	Kubota Corp., (Japan)	65,206
54	Lindsay Corp.	4,729
120	Titan International, Inc.	1,197

	Total Industrials	227,555

	Materials — 1.4%
	Chemicals — 1.4%
477	Agrium, Inc., (Canada)	55,091
95	American Vanguard Corp.	1,071
55	Auriga Industries A/S, (Denmark), Class B (a)	2,557
166	CF Industries Holdings, Inc.	50,834
10,000	China BlueChemical Ltd., (China), Class H	4,023
136	Intrepid Potash, Inc. (a)	1,920
1,388	Israel Chemicals Ltd., (Israel)	9,664
8	Israel Corp., Ltd. (The), (Israel)	2,709
573	K+S AG, (Germany)	18,494
1,610	Monsanto Co.	193,892
1,017	Mosaic Co. (The)	54,165
200	Nihon Nohyaku Co., Ltd., (Japan)	2,340
614	Nufarm Ltd., (Australia)	3,482
260	PhosAgro OAO, (Russia), Reg. S, GDR	2,931
2,762	Potash Corp. of Saskatchewan, Inc., (Canada)	99,093
151	Scotts Miracle-Gro Co. (The), Class A	9,892
293	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	7,530
311	Syngenta AG, (Switzerland)	109,901
715	Uralkali PJSC, (Russia), Reg. S, GDR	9,992
583	Yara International ASA, (Norway)	32,067

	Total Materials	671,648

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
57	Kenon Holdings Ltd., (Singapore) (a)	1,027

	Total Common Stocks (Cost $1,225,041)	1,447,253

Exchange Traded Funds — 10.0%
	International Equity — 10.0%
34,668	iShares Global Energy ETF	1,288,609
53,409	iShares Global Infrastructure ETF	2,259,201
43,452	iShares MSCI Global Metals & Mining Producers ETF	700,881
18,209	Market Vectors Gold Miners ETF	387,487

	Total Exchange Traded Funds (Cost $4,204,930)	4,636,178

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	5

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF February 28, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies — 83.4% (b)
	Alternative Assets — 18.4%
213,368	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	2,336,376
435,046	JPMorgan Realty Income Fund, Class R5 Shares	6,242,910

	Total Alternative Assets	8,579,286

	Fixed Income — 65.0%
619,874	JPMorgan Floating Rate Income Fund, Class R6 Shares	6,093,364
299,430	JPMorgan High Yield Fund, Class R6 Shares (m)	2,317,586
1,335,842	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	13,866,036
794,713	JPMorgan Real Return Fund, Institutional Class Shares (m)	7,986,871

	Total Fixed Income	30,263,857

	Total Investment Companies (Cost $37,360,703)	38,843,143

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligation — 0.3%
135,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $135,199)	135,169

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.5%
	Investment Company — 3.5%
1,618,391	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $1,618,391)	1,618,391

	Total Investments — 100.3% (Cost $44,544,264)	46,680,134
	Liabilities in Excess of Other Assets — (0.3)%	(123,650)

	NET ASSETS — 100.0%	$46,556,484

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	— Non-income producing security.

(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements are $517,985 and 1.1%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28,2015	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	E-mini S&P 500	03/20/15	$946,260	$254
14	U.S. Long Bond	06/19/15	2,265,813	(5,701)
	Short Futures Outstanding
(27)	5 Year U.S. Treasury Note	06/30/15	(3,220,594)	(1,322)

				$(6,769)

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (Unaudited)

Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$6,218,600
Investments in affiliates, at value	40,461,534

Total investment securities, at value	46,680,134
Cash	16,112
Foreign currency, at value	1,412
Receivables:
Fund shares sold	160,948
Dividends from non-affiliates	1,341
Dividends from affiliates	34
Tax reclaims	2,929
Due from Adviser	9,313
Other assets	4,695

Total Assets	46,876,918

LIABILITIES:
Payables:
Investment securities purchased	200,000
Fund shares redeemed	20,852
Variation margin on futures contracts	8,752
Accrued liabilities:
Shareholder servicing fees	1,315
Distribution fees	677
Custodian and accounting fees	31,431
Audit fees	37,400
Transfer agent fees	17,860
Other	2,147

Total Liabilities	320,434

Net Assets	$46,556,484

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	7

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

Diversified Real Return Fund
NET ASSETS :
Paid-in-Capital	$48,543,435
Accumulated undistributed (distributions in excess of) net investment income	(15,167)
Accumulated net realized gains (losses)	(4,100,669)
Net unrealized appreciation (depreciation)	2,128,885

Total Net Assets	$46,556,484

Net Assets:
Class A	$1,906,686
Class C	408,530
Class R2	205,322
Class R5	29,352,625
Select Class	14,683,321

Total	$46,556,484

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	131,102
Class C	28,173
Class R2	14,090
Class R5	2,008,905
Select Class	1,006,230

Net Asset Value (a):
Class A — Redemption price per share	$14.54
Class C — Offering price per share (b)	14.50
Class R2 — Offering and redemption price per share	14.57
Class R5 — Offering and redemption price per share	14.61
Select Class — Offering and redemption price per share	14.59
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.23

Cost of investments in non-affiliates	$5,565,170
Cost of investments in affiliates	38,979,094
Cost of foreign currency	1,422

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Diversified Real Return Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$143,702
Dividend income from affiliates	515,716
Foreign taxes withheld	(257)

Total investment income	659,161

EXPENSES:
Investment advisory fees	28,718
Administration fees	28,718
Distribution fees:
Class A	2,415
Class C	1,554
Class R2	223
Shareholder servicing fees:
Class A	2,415
Class C	518
Class R2	111
Class R5	10,035
Select Class	18,576
Custodian and accounting fees	25,082
Interest expense to affiliates	83
Professional fees	35,827
Trustees’ and Chief Compliance Officer’s fees	172
Printing and mailing costs	8,701
Registration and filing fees	38,634
Transfer agent fees	5,063
Sub-transfer agent fees (See Note 2.F.)	6,964
Other	3,984

Total expenses	217,793

Less fees waived	(78,586)
Less expense reimbursements	(52,598)

Net expenses	86,609

Net investment income (loss)	572,552

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(211,690)
Investment in affiliates	(374,531)
Futures	(8,470)
Foreign currency transactions	(769)

Net realized gain (loss)	(595,460)

Distributions of capital gains received from investment company affiliates	271,714

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(1,302,231)
Investments in affiliates	(615,316)
Futures	(6,769)
Foreign currency translations	44

Change in net unrealized appreciation/depreciation	(1,924,272)

Net realized/unrealized gains (losses)	(2,248,018)

Change in net assets resulting from operations	$(1,675,466)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	9

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Diversified Real Return Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$572,552	$1,280,360
Net realized gain (loss)	(595,460)	(1,418,746)
Distributions of capital gains received from investment company affiliates	271,714	255,927
Change in net unrealized appreciation/depreciation	(1,924,272)	5,995,052

Change in net assets resulting from operations	(1,675,466)	6,112,593

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(19,062)	(58,121)
Class C
From net investment income	(3,306)	(22,202)
Class R2
From net investment income	(458)	(17,739)
Class R5
From net investment income	(517,579)	(981,802)
Select Class
From net investment income	(157,973)	(386,832)

Total distributions to shareholders	(698,378)	(1,466,696)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(15,505,760)	(35,400,942)

NET ASSETS:
Change in net assets	(17,879,604)	(30,755,045)
Beginning of period	64,436,088	95,191,133

End of period	$46,556,484	$64,436,088

Accumulated undistributed (distributions in excess of) net investment income	$(15,167)	$110,659

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

	Diversified Real Return Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$370,007	$640,623
Distributions reinvested	19,062	58,121
Cost of shares redeemed	(412,067)	(2,215,174)

Change in net assets resulting from Class A capital transactions	$(22,998)	$(1,516,430)

Class C
Proceeds from shares issued	$53,614	$37,174
Distributions reinvested	2,898	21,585
Cost of shares redeemed	(75,691)	(1,778,174)

Change in net assets resulting from Class C capital transactions	$(19,179)	$(1,719,415)

Class R2
Proceeds from shares issued	$154,750	$5,144
Distributions reinvested	458	17,261
Cost of shares redeemed	(2)	(1,341,312)

Change in net assets resulting from Class R2 capital transactions	$155,206	$(1,318,907)

Class R5
Proceeds from shares issued	$13,532,652	$43,629,505
Distributions reinvested	507,455	978,295
Cost of shares redeemed	(25,834,101)	(75,735,934)

Change in net assets resulting from Class R5 capital transactions	$(11,793,994)	$(31,128,134)

Select Class
Proceeds from shares issued	$4,781,535	$2,238,888
Distributions reinvested	155,496	383,931
Cost of shares redeemed	(8,761,826)	(2,340,875)

Change in net assets resulting from Select Class capital transactions	$(3,824,795)	$281,944

Total change in net assets resulting from capital transactions	$(15,505,760)	$(35,400,942)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	11

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Continued)

	Diversified Real Return Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
SHARE TRANSACTIONS:
Class A
Issued	25,380	43,670
Reinvested	1,328	3,997
Redeemed	(28,294)	(149,658)

Change in Class A Shares	(1,586)	(101,991)

Class C
Issued	3,698	2,538
Reinvested	203	1,503
Redeemed	(5,169)	(120,622)

Change in Class C Shares	(1,268)	(116,581)

Class R2
Issued	10,697	354
Reinvested	32	1,199
Redeemed	— (a)	(90,134)

Change in Class R2 Shares	10,729	(88,581)

Class R5
Issued	927,236	2,990,640
Reinvested	35,218	66,779
Redeemed	(1,773,927)	(5,168,503)

Change in Class R5 Shares	(811,473)	(2,111,084)

Select Class
Issued	328,028	152,058
Reinvested	10,798	26,213
Redeemed	(603,444)	(160,725)

Change in Select Class Shares	(264,618)	17,546

(a)	Amount rounds to less than 1 share.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Diversified Real Return Fund
Class A
Six Months Ended February 28, 2015 (Unaudited)	$15.08	$0.12	(h)(i)	$(0.51)	$(0.39)	$(0.15)	$—		$(0.15)
Year Ended August 31, 2014	14.25	0.22	(h)(i)	0.89	1.11	(0.28)	—		(0.28)
Year Ended August 31, 2013	15.07	0.21	(h)	(0.78)	(0.57)	(0.24)	(0.01)		(0.25)
Year Ended August 31, 2012	15.14	0.21	(h)(i)	(0.11)	0.10	(0.17)	—	(j)	(0.17)
March 31, 2011 (k) through August 31, 2011	15.00	0.10	(h)(i)	0.08	0.18	(0.04)	—		(0.04)

Class C
Six Months Ended February 28, 2015 (Unaudited)	15.05	0.08	(h)(i)	(0.51)	(0.43)	(0.12)	—		(0.12)
Year Ended August 31, 2014	14.20	0.14	(h)(i)	0.89	1.03	(0.18)	—		(0.18)
Year Ended August 31, 2013	15.03	0.12	(h)	(0.76)	(0.64)	(0.18)	(0.01)		(0.19)
Year Ended August 31, 2012	15.13	0.14	(h)(i)	(0.12)	0.02	(0.12)	—	(j)	(0.12)
March 31, 2011 (k) through August 31, 2011	15.00	0.08	(h)(i)	0.08	0.16	(0.03)	—		(0.03)

Class R2
Six Months Ended February 28, 2015 (Unaudited)	15.12	0.06	(h)(i)	(0.47)	(0.41)	(0.14)	—		(0.14)
Year Ended August 31, 2014	14.24	0.18	(h)(i)	0.89	1.07	(0.19)	—		(0.19)
Year Ended August 31, 2013	15.06	0.16	(h)	(0.76)	(0.60)	(0.21)	(0.01)		(0.22)
Year Ended August 31, 2012	15.14	0.18	(h)(i)	(0.12)	0.06	(0.14)	—	(j)	(0.14)
March 31, 2011 (k) through August 31, 2011	15.00	0.09	(h)(i)	0.08	0.17	(0.03)	—		(0.03)

Class R5
Six Months Ended February 28, 2015 (Unaudited)	15.15	0.15	(h)(i)	(0.52)	(0.37)	(0.17)	—		(0.17)
Year Ended August 31, 2014	14.31	0.26	(h)(i)	0.91	1.17	(0.33)	—		(0.33)
Year Ended August 31, 2013	15.11	0.26	(h)	(0.78)	(0.52)	(0.27)	(0.01)		(0.28)
Year Ended August 31, 2012	15.16	0.19	(h)(i)	(0.03)	0.16	(0.21)	—	(j)	(0.21)
March 31, 2011 (k) through August 31, 2011	15.00	0.12	(h)(i)	0.09	0.21	(0.05)	—		(0.05)

Select Class
Six Months Ended February 28, 2015 (Unaudited)	15.13	0.13	(h)(i)	(0.51)	(0.38)	(0.16)	—		(0.16)
Year Ended August 31, 2014	14.29	0.26	(h)(i)	0.89	1.15	(0.31)	—		(0.31)
Year Ended August 31, 2013	15.10	0.24	(h)	(0.78)	(0.54)	(0.26)	(0.01)		(0.27)
Year Ended August 31, 2012	15.16	0.28	(h)(i)	(0.14)	0.14	(0.20)	—	(j)	(0.20)
March 31, 2011 (k) through August 31, 2011	15.00	0.12	(h)(i)	0.08	0.20	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Calculated based upon average shares outstanding.
(i)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Amount rounds to less than $0.01.
(k)	Commencement of operations.
(l)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)(e)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$14.54	(2.59)%	$1,906,686	0.61%		1.62	%(i)	1.27%		48%
15.08	7.88	2,001,598	0.61		1.51	(i)	1.13		59
14.25	(3.81)	3,345,116	0.61		1.39		0.99		39
15.07	0.70	1,904,463	0.61		1.43	(i)	1.29		42
15.14	1.21	189,874	0.61	(l)	1.64	(i)(l)	31.73	(l)	13

14.50	(2.84)	408,530	1.11		1.13	(i)	1.67		48
15.05	7.34	443,103	1.11		0.98	(i)	1.60		59
14.20	(4.29)	2,073,901	1.11		0.82		1.49		39
15.03	0.16	2,091,357	1.11		0.96	(i)	1.88		42
15.13	1.06	338,775	1.11	(l)	1.28	(i)(l)	30.38	(l)	13

14.57	(2.72)	205,322	0.86		0.87	(i)	1.39		48
15.12	7.60	50,821	0.86		1.25	(i)	1.34		59
14.24	(4.03)	1,309,391	0.86		1.06		1.24		39
15.06	0.45	1,329,140	0.86		1.23	(i)	1.47		42
15.14	1.12	50,563	0.86	(l)	1.37	(i)(l)	33.56	(l)	13

14.61	(2.46)	29,352,625	0.26		2.09	(i)	0.68		48
15.15	8.24	42,715,599	0.26		1.74	(i)	0.66		59
14.31	(3.44)	70,551,417	0.26		1.73		0.54		39
15.11	1.08	42,521,881	0.26		1.26	(i)	0.64		42
15.16	1.39	60,354	0.26	(l)	1.93	(i)(l)	32.71	(l)	13

14.59	(2.49)	14,683,321	0.36		1.81	(i)	0.87		48
15.13	8.16	19,224,967	0.36		1.75	(i)	0.90		59
14.29	(3.58)	17,911,308	0.36		1.59		0.74		39
15.10	0.95	12,897,374	0.36		1.86	(i)	1.00		42
15.16	1.37	1,097,846	0.36	(l)	1.82	(i)(l)	32.78	(l)	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The investment objective of the Fund is to seek to maximize long-term real return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2— Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

16	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$314,271	$232,752	$—	$547,023
Industrials	160,326	67,229	—	227,555
Materials	476,045	195,603	—	671,648
Utilities	1,027	—	—	1,027

Total Common Stocks	951,669	495,584	—	1,447,253

Debt Securities
U.S. Treasury Obligations	—	135,169	—	135,169
Exchange Traded Funds	4,636,178	—	—	4,636,178
Investment Companies	38,843,143	—	—	38,843,143
Short-Term Investment
Investment Company	1,618,391	—	—	1,618,391

Total Investments in Securities	$46,049,381	$630,753	$—	$46,680,134

Appreciation in Other Financial Instruments
Futures Contracts	$254	$—	$—	$254

Depreciation in Other Financial Instruments
Futures Contracts	$(7,023)	$—	$—	$(7,023)

There were no transfers among any levels during the six months ended February 28, 2015.

B. Investment Transactions with Affiliates — The Fund invests in Underlying Funds which are advised by J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the following to be affiliated issuers. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds:

		For the six months ended February 28, 2015
Affiliate	Value at August 31, 2014	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 28, 2015	Value at February 28, 2015
JPMorgan Commodities Strategy Fund, Class R6 Shares	$5,451,751	$419,000	$2,636,728	$(543,262)	$—	213,368	$2,336,376
JPMorgan Floating Rate Income Fund, Class R6 Shares	11,938,745	1,835,034	7,425,805	(133,084)	182,734	619,874	6,093,364
JPMorgan High Yield Fund, Class R6 Shares	—	3,633,017	1,244,009	16,979	62,557	299,430	2,317,586
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	21,859,288	4,513,739	12,075,134	(166,096)	74,843	1,335,842	13,866,036
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,378,004	14,885,672	14,645,285	—	129	1,618,391	1,618,391
JPMorgan Real Return Fund, Institutional Class Shares	3,136,098	9,772,008	4,872,614	(59,387)	80,087	794,713	7,986,871
JPMorgan Realty Income Fund, Class R5 Shares	7,595,802	2,750,384	4,817,587	782,032	115,366	435,046	6,242,910

Total	$51,359,688			$(102,818)	$515,716		$40,461,534

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

C. Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/ (depreciation) on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions. The use of futures contracts exposes the Fund to equity price and interest rate risk.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended February 28, 2015:

	Average Notional Balance		Ending Notional Balance
Long Futures Contracts:
Equity	$946,260	(a)	$946,260
Interest Rate	1,248,344	(b)	2,265,813

Short Futures Contracts:
Interest Rate	3,220,594	(a)	3,220,594

(a)	Average for the period February 1, 2015 through February 28, 2015.
(b)	Average for the period December 1, 2014 through February 28, 2015.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

18	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

Sub-transfer agent fees are class-specific expenses. The amount of the Sub-transfer agent fees charged to each class of the Fund for the six months ended February 28, 2015 are as follows:

Class	Amount
Class A Shares	$1,551
Class C Shares	123
Class R2 Shares	4
Class R5 Shares	5,195
Select Class Shares	91

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived by the Fund as described in Note 3.F.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the six months ended February 28, 2015, the effective annualized rate was 0.10% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2015, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$190	$—

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.61%	1.11%	0.86%	0.26%	0.36%

The expense limitation agreement was in effect for the six months ended February 28, 2015 and is in place until at least December 31, 2015.

For the six months ended February 28, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$28,572	$28,718	$21,296	$78,586	$52,598

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

There were no waivers resulting from investments in these money market funds for the six months ended February 28, 2015.

The Underlying Funds may impose separate shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Select Class Shares and above 0.05% for Class R5 Shares, the Fund’s Distributor may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2015, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

20	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

The Fund may use related party broker-dealers. For the six months ended February 28, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$26,904,853	$42,707,579	$135,209	$—

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$44,544,264	$3,019,708	$883,838	$2,135,870

At August 31, 2014, the Fund had post-enactment net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$2,301,445	$821,638

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund has one or more shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares.

The Adviser or an affiliate may from time to time exercise discretion on behalf of certain of their clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, commodities and real estate securities and convertible securities. These securities are subject to risks specific to their structure, sector or market.

The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

22	J.P. MORGAN FUNDS	FEBRUARY 28, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in each Class (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014 and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Diversified Real Return Fund
Class A
Actual	$1,000.00	$974.10	$2.99	0.61%
Hypothetical	1,000.00	1,021.77	3.06	0.61
Class C
Actual	1,000.00	971.60	5.43	1.11
Hypothetical	1,000.00	1,019.29	5.56	1.11
Class R2
Actual	1,000.00	972.80	4.21	0.86
Hypothetical	1,000.00	1,020.53	4.31	0.86
Class R5
Actual	1,000.00	975.40	1.27	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Select Class
Actual	1,000.00	975.10	1.76	0.36
Hypothetical	1,000.00	1,023.01	1.81	0.36

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

FEBRUARY 28, 2015	J.P. MORGAN FUNDS	23

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2015. All rights reserved. February 2015.

SAN-DRR-215

Semi-Annual Report

J.P. Morgan Income Funds

February 28, 2015 (Unaudited)

JPMorgan Global Bond Opportunities Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 25, 2015 (Unaudited)

Dear Shareholder,

As the U.S. economy continued on a path of steady growth driven by low interest rates, falling oil prices and healthy corporate earnings, other developed markets stumbled. During the six months ended
February 28, 2015, the U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by ceasing its billion-dollar monthly bond buying program in October and by indicating it may raise interest rates by mid-2015. The same month, the Bank of Japan responded to negative economic growth with a surprise package of massive stimulus. The European Central Bank (ECB) also took action, reinforcing its bond-buying program to stave off the threat of a deflationary spiral.

 “By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the six month reporting period. U.S. gross domestic product jumped 5.0% in the three months ended
October 31 and rose 2.2% in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the six month period and the unemployment rate fell to pre-financial crisis levels of 5.5% in February 2015.
Despite the improving economy, inflationary pressure was negligible, mostly due to a sharp decline in global oil prices. Even excluding energy and food, monthly consumer prices never rose above 0.2% during the six months ended February 28,
2015.

U.S. growth amid investor worries about the global economy drove demand for the perceived safe haven of U.S. markets. The strengthening
U.S. dollar combined with extremely low yields on sovereign debt of industrialized nations added to the attraction of U.S. Treasury bonds. Yields, which move in the opposite direction of prices, fell 15.9% on 30-year Treasury bonds and 14.9% on
10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through record highs several times during the period. For the six months ended February 28, 2015, the Barclays U.S. Aggregate Index returned 2.3% and the Standard &
Poor’s 500 Index returned 6.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. After cutting its deposit rate to negative 0.1% in June, the central bank made a widely anticipated decision in January to expand its program of bond purchases to stimulate lending. While growth remained weak, there were signs of improvement as euro zone gross domestic product (GDP) rose to 0.3% in the final three months of 2014. However, monthly inflation data remained below the ECB’s target of just under 2.0%.

Adding to investor uncertainty in the European Union (EU), voters in Greece installed the anti-austerity Syriza Party in government in January. The move raised questions about the possibility of Greece exiting the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce took hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices generally higher during the six months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%,
China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The past six months were marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life, even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the six month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the long-term impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp reminder of the soundness of an investment approach that is both broad and patient.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

1

CEO’S LETTER

March 25, 2015 (Unaudited)(continued)

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit
www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

2

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Reporting Period Return:

Fund (Select Class Shares)*

1.31%

Barclays Multiverse Index

(4.80)%

Net Assets as of 2/28/2015 (In Thousands)

$820,141

Duration as of 2/28/2015

4.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Global Bond Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

Global financial
markets generally performed well during the six month period. U.S. equity prices as measured by the Standard & Poor’s 500 Index reached multiple new closing highs. Meanwhile, U.S. bond markets produced generally positive returns amid a low-inflation, low-interest rate environment. Notably, U.S. interest rates steadily declined during the reporting period. Economic weakness in Europe and Japan, geopolitical tensions, a stronger dollar and falling prices for commodities –
notably crude oil – drove investors to buy U.S. Treasury securities as a safe haven. Extensive asset purchasing programs from the European Central Bank and Bank of Japan drove down yields on sovereign debt, which also pushed investors into U.S.
Treasury securities given their relatively higher yields.

Within this environment, U.S. investment grade debt securities performed well. High yield bonds (also known as “junk bonds”) underperformed other sectors, partly due to concerns that falling oil prices would hurt the bonds of energy sector companies, which make up a significant portion of high yield issuances. Emerging markets debt also generally underperformed other fixed income asset classes, primarily due to geopolitical unrest and the impact of lower oil prices on commodity exporting countries.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended
February 28, 2015, the Fund’s Select Class Shares outperformed the Barclays Multiverse Index. The Fund’s security selection in emerging markets debt and high yield debt contributed to both absolute and relative performance as falling oil prices created attractive valuation opportunities for fundamentally solid issuers that were devalued along with energy sector debt securities. The Fund’s exposure to investment grade corporate debt – particularly European bank capital bonds and longer maturity, higher-rated U.S.

industrial credit sector bonds – also made a positive contribution to absolute performance.

The Fund’s positioning in foreign currencies was a leading detractor from absolute performance (although it contributed to performance relative to the Barclays Multiverse Index) as the U.S. dollar strengthened during the six month period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund’s managers applied a flexible investment approach and did not manage to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions. The Fund had exposure to a broad range of asset classes during the reporting period, including high yield and investment grade corporate bonds, agency and non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities, emerging markets debt, convertible bonds and foreign government securities.

During the reporting period, the Fund’s managers slightly increased their allocation to high yield assets as weakness in oil prices created attractive valuations, though the managers generally avoided the energy sector. In addition, the managers shifted the focus of their high yield allocation from European to U.S. securities. The Fund’s exposure to investment grade corporate bonds also increased over the period, while its emerging markets debt position was reduced, primarily in the emerging markets corporate debt sector. The Fund’s managers also added a position to developed market government bonds in Australia. The Fund’s duration increased over the six month period as a byproduct of certain bond purchases, particularly those in the agency mortgage, emerging markets debt and investment grade corporate debt sectors. Duration measures the price sensitivity of a portfolio of debt securities to changes in interest rates. Bonds with longer maturities will generally experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter maturies.The Fund’s duration rose to 4.03 years at February 28,
2015, from 3.30 years six months earlier.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

3

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)
(continued)

PORTFOLIO COMPOSITION***

Corporate Bonds

54.2
%

Foreign Government Securities

15.4

Collateralized Mortgage Obligations

5.8

Asset-Backed Securities

5.3

Loan Assignments

4.2

Preferred Securities

3.8

Commercial Mortgage-Backed Securities

3.8

Convertible Bonds

2.4

Others (each less than 1.0%)

0.1

Short-Term Investment

5.0

PORTFOLIO COMPOSITION BY COUNTRY***

United States

50.0
%

United Kingdom

6.9

Luxembourg

3.9

Italy

3.4

Mexico

2.8

France

2.4

Netherlands

2.2

Spain

2.1

Germany

1.9

Australia

1.8

Indonesia

1.4

Hungary

1.4

Canada

1.4

South Africa

1.4

Switzerland

1.4

Cayman Islands

1.3

Others (each less than 1.0%)

9.3

Short-Term Investment

5.0

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

4

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

  AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28,
2015

INCEPTION DATE OF CLASS

6 MONTH*

1 YEAR

SINCE INCEPTION

CLASS A SHARES

September 4, 2012

Without Sales Charge

1.13
%

3.98
%

6.12
%

With Sales Charge**

(2.64
)

0.07

4.50

CLASS C SHARES

September 4, 2012

Without CDSC

0.92

3.61

5.71

With CDSC***

(0.08
)

2.61

5.71

CLASS R6 SHARES

September 4, 2012

1.35

4.48

6.55

SELECT CLASS SHARES

September 4, 2012

1.31

4.34

6.41

*

Not annualized.

**

Sales Charge for Class A Shares is 3.75%.

***

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/12 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2012.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Bond Opportunities Fund, the Barclays Multiverse Index and the Lipper Global Income Funds
Index from September 4, 2012 to February 28, 2015. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays
Multiverse Index provides a broad-based measure of the international fixed income bond market. The Barclays Multiverse Index represents the union of the

Barclays Global Aggregate Index and the Barclays Global High Yield Index. The Barclays Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. The Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed income markets. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum
initial investment.

Subsequent to the inception of the Fund on September 4, 2012 until May 31, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the
waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset
values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

5

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Asset-Backed Securities — 5.3%

Cayman Islands — 0.7%

420

Apidos CLO XIV, Series 2013-14A, Class A, VAR, 1.403%, 04/15/25 (e)

413

525

Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 1.747%, 07/20/26 (e)

520

250

Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.153%, 10/15/21 (e) (i)

250

525

Cent CLO 19 Ltd., Series 2013-19A, Class A1A, VAR, 1.583%, 10/29/25 (e)

520

1,000

Flatiron CLO Ltd., Series 2013-1A, Class A1, VAR, 1.657%, 01/17/26 (e)

996

530

ING IM CLO Ltd., Series 2013-3A, Class A1, VAR, 1.707%, 01/18/26 (e)

530

250

LCM LP, Series 16A, Class A, VAR, 1.753%, 07/15/26 (e)

250

525

LCM XIII LP, Series 13A, Class A, VAR, 1.557%, 01/19/23 (e)

521

250

OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 1.407%, 07/22/25 (e)

246

285

Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 0.505%, 08/01/24 (e)

276

420

Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 1.626%, 01/21/26 (e)

417

336

Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 1.733%, 07/14/26 (e)

337

250

THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 1.773%, 04/18/26 (e)

249

420

Venture CDO Ltd., Series 2014-17A, Class A, VAR, 1.733%, 07/15/26 (e)

419

5,944

Ireland — 0.1%

785

  Trafigura Securitisation Finance plc, Series 2014-1A, Class B, VAR, 2.423%,
10/15/21 (e) (i)

785

Italy — 0.0% (g)

EUR
25

Atlante Finance Srl, Series 1, Class A, Reg. S, VAR, 0.244%, 07/28/47

28

EUR
64

  Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.232%,
03/14/23

71

99

United States — 4.5%

146

ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.671%, 07/25/33

139

127

ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 1.746%, 04/25/34

117

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

142

Argent Securities, Inc., Series 2003-W7, Class M2, VAR, 2.793%, 03/25/34

128

136

  Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W3, Class A3,
VAR, 0.988%, 02/25/34

122

67

Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34

68

400

Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)

400

Countrywide Asset-Backed Certificates,

100

Series 2002-4, Class M1, VAR, 1.296%, 12/25/32

91

255

Series 2004-2, Class M1, VAR, 0.921%, 05/25/34

242

153

Series 2004-BC1, Class M3, VAR, 2.271%, 10/25/33

127

5,539

Series 2004-ECC2, Class M2, VAR, 1.146%, 12/25/34

5,271

400

Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.558%, 08/25/35

384

Exeter Automobile Receivables Trust,

100

Series 2013-2A, Class C, 4.350%, 01/15/19 (e)

101

444

Series 2014-3A, Class B, 2.770%, 11/15/19 (e)

441

183

  First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 0.891%,
08/25/34

173

198

Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)

199

107

Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.101%, 07/25/34

100

250

Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.703%, 01/15/25 (e)

249

275

GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)

276

1,638

GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)

1,638

340

GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)

323

41

Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.071%, 12/25/34

37

79

LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)

79

256

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.146%, 07/25/34

235

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Asset-Backed Securities — continued

United States — continued

177

Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)

188

173

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.026%, 01/25/34

159

97

  New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 2.901%,
10/25/33

94

1,920

Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)

1,870

OneMain Financial Issuance Trust,

300

Series 2014-1A, Class B, 3.240%, 06/18/24 (e)

303

182

Series 2014-2A, Class C, 4.330%, 09/18/24 (e)

181

151

Series 2014-2A, Class D, 5.310%, 09/18/24 (e)

150

1,266

Series 2015-1A, Class A, 3.190%, 03/18/26 (e)

1,268

608

Series 2015-1A, Class C, 5.120%, 03/18/26 (e)

609

139

  Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2,
Class M1, VAR, 1.146%, 04/25/33

120

259

Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.011%, 02/25/33

241

340

  Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1,
Class M3, VAR, 0.731%, 01/25/36

318

363

People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.071%, 10/25/34

360

RASC Trust,

126

Series 2005-KS2, Class M1, VAR, 0.816%, 03/25/35

115

4,301

Series 2006-KS5, Class A3, VAR, 0.331%, 07/25/36

4,118

Renaissance Home Equity Loan Trust,

1,149

Series 2004-1, Class M1, VAR, 0.751%, 05/25/34

1,040

1,767

Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35

1,793

332

Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.071%, 12/26/34

301

96

  Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54
(e)

95

800

  SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%,
10/25/33 (e)

808

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

252

Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.171%, 10/25/33

238

1,347

Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)

1,342

Truman Capital Mortgage Loan Trust,

840

Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)

828

270

Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)

265

1,628

U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class NOTE, 3.721%, 01/27/35 (e)

1,628

349

Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)

345

1,952

  Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58
(e)

1,959

1,698

VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)

1,705

186

VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)

185

242

VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)

237

750

VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)

738

1,840

VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)

1,816

186

Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)

186

36,543

Total Asset-Backed Securities (Cost $43,224)

43,371

Collateralized Mortgage Obligations — 5.8%

Agency CMO — 2.0%

United States — 2.0%

Federal Home Loan Mortgage Corp. REMIC

349

Series 3110, Class SL, IF, IO, 5.978%, 02/15/26

46

1,734

Series 3160, Class SA, IF, IO, 6.978%, 05/15/36

341

1,442

Series 3459, Class JS, IF, IO, 6.078%, 06/15/38

200

515

Series 3716, Class PI, IO, 4.500%, 04/15/38

72

500

Series 3736, Class QB, 4.000%, 05/15/37

517

2,380

Series 3775, Class LI, IO, 3.500%, 12/15/20

192

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

7

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Collateralized Mortgage Obligations — continued

United States — continued

1,786

Series 3907, Class AI, IO, 5.000%, 05/15/40

334

844

Series 4018, Class HI, IO, 4.500%, 03/15/41

158

1,228

Series 4030, Class IL, IO, 3.500%, 04/15/27

122

4,510

Series 4043, Class PI, IO, 2.500%, 05/15/27

409

385

Series 4056, Class BI, IO, 3.000%, 05/15/27

42

2,794

Series 4057, Class UI, IO, 3.000%, 05/15/27

324

840

Series 4073, Class IQ, IO, 4.000%, 07/15/42

201

3,500

Series 4097, Class CI, IO, 3.000%, 08/15/27

410

961

Series 4119, Class LI, IO, 3.500%, 06/15/39

143

1,987

Series 4120, Class UI, IO, 3.000%, 10/15/27

221

434

Series 4136, Class IN, IO, 3.000%, 11/15/27

52

408

Series 4146, Class AI, IO, 3.000%, 12/15/27

42

1,864

Series 4173, Class I, IO, 4.000%, 03/15/43

419

1,127

Series 4215, Class LI, IO, 3.500%, 07/15/41

205

2,600

Series 4280, Class KI, IO, 3.500%, 09/15/31

313

1,164

Series 4304, Class DI, IO, 2.500%, 01/15/27

107

3,573

Series 4311, Class QI, IO, 3.000%, 10/15/28

388

3,315

Series 4313, Class UI, IO, 3.000%, 03/15/29

409

634

Series 4323, Class IW, IO, 3.500%, 04/15/28

82

1,727

Series 4324, Class AI, IO, 3.000%, 11/15/28

189

10,611

Series 4351, Class GI, IO, 5.000%, 11/15/19

578

3,288

Series 4372, Class SY, IF, IO, 5.928%, 08/15/44

523

768

Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28

106

Federal National Mortgage Association REMIC

1,705

Series 2009-101, Class SI, IF, IO, 5.579%, 12/25/39

233

576

Series 2010-102, Class IP, IO, 5.000%, 12/25/39

67

1,834

Series 2011-144, Class SA, IF, IO, 6.479%, 11/25/25

258

393

Series 2012-25, Class AI, IO, 3.500%, 03/25/27

47

1,793

Series 2012-93, Class SG, IF, IO, 5.929%, 09/25/42

389

593

Series 2012-107, Class IG, IO, 3.500%, 10/25/27

84

496

Series 2012-118, Class DI, IO, 3.500%, 01/25/40

76

1,812

Series 2012-120, Class DI, IO, 3.000%, 03/25/31

275

405

Series 2012-128, Class KI, IO, 3.000%, 11/25/27

45

415

Series 2012-144, Class EI, IO, 3.000%, 01/25/28

49

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

607

Series 2012-144, Class SK, IF, IO, 5.929%, 01/25/43

142

4,514

Series 2012-145, Class EI, IO, 3.000%, 01/25/28

507

509

Series 2012-148, Class JI, IO, 3.500%, 12/25/39

77

458

Series 2012-150, Class BI, IO, 3.000%, 01/25/28

55

495

Series 2013-5, Class BI, IO, 3.500%, 03/25/40

75

5

Series 2013-5, Class YI, IO, 3.000%, 02/25/28

1

373

Series 2013-9, Class IO, IO, 3.000%, 02/25/28

45

465

Series 2013-9, Class YI, IO, 3.500%, 02/25/28

59

3

Series 2013-10, Class YI, IO, 3.000%, 02/25/28

–
(h)

1,463

Series 2013-15, Class IO, IO, 2.500%, 03/25/28

144

551

Series 2013-15, Class QI, IO, 3.000%, 03/25/28

67

2,180

Series 2013-18, Class AI, IO, 3.000%, 03/25/28

270

1,435

Series 2013-18, Class NS, IF, IO, 5.929%, 03/25/43

299

463

Series 2013-26, Class IJ, IO, 3.000%, 04/25/28

54

2,211

Series 2013-31, Class DI, IO, 3.000%, 04/25/28

264

438

Series 2013-31, Class YI, IO, 3.500%, 04/25/28

60

2,206

Series 2013-64, Class LI, IO, 3.000%, 06/25/33

340

1,338

Series 2013-129, Class LI, IO, 3.500%, 03/25/31

173

4,414

Series 2014-35, Class KI, IO, 3.000%, 06/25/29

579

2,796

Series 2014-44, Class QI, IO, 3.000%, 08/25/29

307

Federal National Mortgage Association STRIPS

5,473

Series 401, Class C6, IO, 4.500%, 10/25/29

531

1,336

Series 409, Class 23, IO, 3.500%, 04/25/27

136

22,380

Series 410, Class C12, IO, 5.500%, 07/25/24

1,889

Government National Mortgage Association

2,394

Series 2002-24, Class AG, IF, IO, 7.778%, 04/16/32

556

1,889

Series 2003-69, Class SB, IF, IO, 6.428%, 08/16/33

420

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Collateralized Mortgage Obligations — continued

United States — continued

1,541

Series 2011-13, Class S, IF, IO, 5.778%, 01/16/41

271

15,989

Non-Agency CMO — 3.8%

Italy — 0.0% (g)

EUR
120

Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.253%, 10/30/33

129

Spain — 0.0% (g)

EUR
137

TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.365%, 09/30/32

153

United States — 3.8%

Alternative Loan Trust

139

Series 2005-6CB, Class 1A6, 5.500%, 04/25/35

136

2,829

Series 2005-21CB, Class A17, 6.000%, 06/25/35

2,906

100

CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)

100

236

Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.466%, 02/25/37

236

2,233

DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.434%, 08/19/45

1,994

66

First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35

64

223

GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)

186

328

HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.364%, 08/19/37

274

813

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class A1, VAR, 2.481%, 02/25/35

809

Wells Fargo Mortgage-Backed Securities Trust

2,524

Series 2004-BB, Class A5, VAR, 2.618%, 01/25/35

2,505

5,202

Series 2004-M, Class A1, VAR, 2.615%, 08/25/34

5,280

5,198

Series 2004-N, Class A6, VAR, 2.594%, 08/25/34

5,197

5,197

Series 2004-N, Class A7, VAR, 2.594%, 08/25/34

5,196

3,420

Series 2005-AR2, Class 2A1, VAR, 2.613%, 03/25/35

3,417

785

Series 2005-AR2, Class 2A2, VAR, 2.613%, 03/25/35

798

776

Series 2005-AR4, Class 2A2, VAR, 2.599%, 04/25/35

784

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Collateralized Mortgage Obligations — continued

United States — continued

1,093

Series 2005-AR16, Class A1, VAR, 2.610%, 03/25/35

1,094

160

Series 2007-2, Class 3A5, 5.250%, 03/25/37

164

31,140

31,422

Total Collateralized Mortgage Obligations (Cost $47,260)

47,411

Commercial Mortgage-Backed Securities — 3.8%

Cayman Islands — 0.0% (g)

112

  ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VAR, 3.573%,
08/15/31 (e)

111

255

PFP III Ltd., Series 2014-1, Class AS, VAR, 1.806%, 06/14/31 (e)

254

365

United States — 3.8%

250

A10 Securitization LLC, 5.670%, 01/09/20

250

200

Banc of America Commercial Mortgage Trust, Series 2006-2, Class B, VAR, 5.764%, 05/10/45

206

100

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45

102

Bear Stearns Commercial Mortgage Securities Trust,

2,600

Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)

2,517

1,350

Series 2006-PW14, Class AJ, 5.273%, 12/11/38

1,373

1,210

Series 2007-PW16, Class AJ, VAR, 5.707%, 06/11/40

1,237

410

Series 2007-PW17, Class AJ, VAR, 5.878%, 06/11/50

421

1,720

CD Commercial Mortgage Trust, Series 2007-CD4, VAR, 5.366%, 12/11/49

1,798

1,815

CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.010%, 11/15/31 (e)

1,822

100

Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 6.096%, 06/10/36 (e)

99

3,010

Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.466%, 02/15/39

3,042

230

CSMC, Series 2014-ICE, Class D, VAR, 2.322%, 04/15/27 (e)

228

2,120

GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45

2,174

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

9

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Mortgage-Backed Securities — continued

United States — continued

100

GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39

102

JP Morgan Chase Commercial Mortgage Securities Trust,

120

Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42

120

160

Series 2005-LDP5, Class D, VAR, 5.383%, 12/15/44

164

5,205

  LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ, 5.484%,
02/15/40

5,412

125

  ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%,
12/12/49

126

Morgan Stanley Capital I Trust,

2,810

Series 2005-HQ7, Class D, VAR, 5.194%, 11/14/42

2,812

255

Series 2006-HQ8, Class D, VAR, 5.493%, 03/12/44

244

1,650

Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44

1,709

Wachovia Bank Commercial Mortgage Trust,

100

Series 2005-C21, Class F, VAR, 5.242%, 10/15/44 (e)

99

1,020

Series 2006-C23, Class D, VAR, 5.518%, 01/15/45

1,043

730

Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47

761

2,530

Series 2007-C33, Class AJ, VAR, 5.942%, 02/15/51

2,651

250

Series 2007-C34, Class AJ, VAR, 5.950%, 05/15/46

260

30,772

Total Commercial Mortgage-Backed Securities (Cost $31,191)

31,137

Convertible Bonds — 2.3%

Netherlands — 0.2%

1,565

NXP Semiconductors N.V., 1.000%, 12/01/19 (e)

1,711

United Kingdom — 0.0% (g)

200

Billion Express Investments Ltd., Reg. S, 0.750%, 10/18/15

204

United States — 2.1%

1,730

Dealertrack Technologies, Inc., 1.500%, 03/15/17

2,101

2,225

Finisar Corp., 0.500%, 12/15/33

2,203

1,195

General Cable Corp., SUB, 4.500%, 11/15/29

831

815

Griffon Corp., 4.000%, 01/15/17 (e)

994

920

HealthSouth Corp., 2.000%, 12/01/43

1,114

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

225

Hologic, Inc., SUB, 2.000%, 12/15/37

327

1,795

Iconix Brand Group, Inc., 1.500%, 03/15/18

2,159

25

Ixia, 3.000%, 12/15/15

25

Jarden Corp.,

245

1.125%, 03/15/34 (e)

296

200

1.875%, 09/15/18

344

1,035

Live Nation Entertainment, Inc., 2.500%, 05/15/19 (e)

1,109

1,145

Newpark Resources, Inc., 4.000%, 10/01/17

1,300

1,460

ON Semiconductor Corp., 2.625%, 12/15/26

1,941

85

Terex Corp., 4.000%, 06/01/15

145

40

TRW Automotive, Inc., 3.500%, 12/01/15

141

980

Web.com Group, Inc., 1.000%, 08/15/18

882

1,310

WebMD Health Corp., 1.500%, 12/01/20

1,387

17,299

Total Convertible Bonds (Cost $18,835)

19,214

Corporate Bonds — 53.8%

Argentina — 0.2%

YPF S.A.,

590

8.750%, 04/04/24 (e)

602

990

Reg. S, 8.875%, 12/19/18

1,022

1,624

Australia — 0.0% (g)

180

Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)

185

FMG Resources August 2006 Pty Ltd.,

22

6.875%, 02/01/18 (e)

22

75

6.875%, 04/01/22 (e)

63

35

Nufarm Australia Ltd., 6.375%, 10/15/19 (e)

36

306

Austria — 0.0% (g)

286

Sappi Papier Holding GmbH, 8.375%, 06/15/19 (e)

308

Bahamas — 0.0% (g)

135

Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21

132

Belgium — 0.2%

EUR 1,000

Ontex Group N.V., Reg. S, 4.750%, 11/15/21

1,203

Bermuda — 0.1%

550

Aircastle Ltd., 7.625%, 04/15/20

641

200

Seadrill Ltd., 6.625%, 09/15/20 (e)

158

36

Viking Cruises Ltd., 8.500%, 10/15/22 (e)

40

839

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Canada — 1.4%

555

1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22 (e)

577

Baytex Energy Corp.,

100

5.125%, 06/01/21 (e)

95

75

5.625%, 06/01/24 (e)

71

Bombardier, Inc.,

40

4.750%, 04/15/19 (e)

39

39

5.500%, 09/15/18 (e)

39

169

6.125%, 01/15/23 (e)

162

60

7.500%, 03/15/25 (e)

60

25

Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)

26

230

Cascades, Inc., 5.500%, 07/15/22 (e)

237

First Quantum Minerals Ltd.,

328

6.750%, 02/15/20 (e)

305

18

7.000%, 02/15/21 (e)

17

25

Garda World Security Corp., 7.250%, 11/15/21 (e)

24

24

HudBay Minerals, Inc., 9.500%, 10/01/20

25

20

KGHM International Ltd., 7.750%, 06/15/19 (e)

21

250

Lundin Mining Corp., 7.875%, 11/01/22 (e)

259

180

Masonite International Corp., 8.250%, 04/15/21 (e)

192

21

Mattamy Group Corp., 6.500%, 11/15/20 (e)

20

800

MEG Energy Corp., 6.375%, 01/30/23 (e)

760

280

New Gold, Inc., 6.250%, 11/15/22 (e)

277

171

NOVA Chemicals Corp., 5.000%, 05/01/25 (e)

181

230

Novelis, Inc., 8.750%, 12/15/20

250

122

Open Text Corp., 5.625%, 01/15/23 (e)

126

2,600

Pacific Rubiales Energy Corp., Reg. S, 5.125%, 03/28/23

1,684

350

Precision Drilling Corp., 5.250%, 11/15/24 (e)

297

1,070

Quebecor Media, Inc., 5.750%, 01/15/23

1,118

115

Taseko Mines Ltd., 7.750%, 04/15/19

79

400

Ultra Petroleum Corp., 6.125%, 10/01/24 (e)

380

Valeant Pharmaceuticals International, Inc.,

195

5.500%, 03/01/23 (e)

197

85

5.625%, 12/01/21 (e)

86

205

6.375%, 10/15/20 (e)

216

175

6.750%, 08/15/18 (e)

186

100

6.750%, 08/15/21 (e)

105

500

7.000%, 10/01/20 (e)

525

2,465

7.250%, 07/15/22 (e)

2,619

100

7.500%, 07/15/21 (e)

109

11,364

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Cayman Islands — 0.5%

1,200

MAF Global Securities Ltd., Reg. S, 4.750%, 05/07/24

1,267

2,589

Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22

2,007

65

Transocean, Inc., 6.375%, 12/15/21

57

750

UPCB Finance V Ltd., 7.250%, 11/15/21 (e)

821

4,152

Chile — 0.8%

2,800

Cencosud S.A., 5.150%, 02/12/25 (e)

2,844

1,980

Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)

1,990

870

ENTEL Chile S.A., 4.750%, 08/01/26 (e)

890

560

GNL Quintero S.A., 4.634%, 07/31/29 (e)

582

6,306

Croatia — 0.2%

EUR 1,250

Agrokor d.d., Reg. S, 9.125%, 02/01/20

1,567

400

Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17

418

1,985

Denmark — 0.0% (g)

GBP 195

Danske Bank A/S, VAR, 5.375%, 09/29/21

321

France — 2.0%

EUR 800

Autodis S.A., Reg. S, 6.500%, 02/01/19

941

EUR 1,450

Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22

1,769

EUR 1,300

Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20

1,544

EUR 950

Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21

1,119

EUR 1,100

Lafarge S.A., Reg. S, 4.750%, 09/30/20

1,474

EUR 1,600

Novafives SAS, Reg. S, 4.500%, 06/30/21

1,782

Numericable-SFR SAS,

EUR 1,850

5.375%, 05/15/22 (e)

2,191

900

6.000%, 05/15/22 (e)

916

250

6.250%, 05/15/24 (e)

256

EUR 1,000

Renault S.A., 3.125%, 03/05/21

1,262

EUR 1,200

Rexel S.A., Reg. S, 5.125%, 06/15/20

1,449

EUR 1,050

SMCP SAS, Reg. S, 8.875%, 06/15/20

1,248

15,951

Germany — 1.8%

EUR 1,150

Bayer AG, VAR, 3.000%, 07/01/75

1,367

EUR 1,400

CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21

1,716

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

11

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Germany — continued

EUR 1,300

Deutsche Raststaetten Gruppe IV GmbH, Reg. S, 6.750%, 12/30/20

1,586

EUR 1,100

HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21

1,318

EUR 540

KraussMaffei Group GmbH, Reg. S, 8.750%, 12/15/20

665

EUR 1,175

Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19

1,293

EUR 950

Techem GmbH, Reg. S, 6.125%, 10/01/19

1,134

EUR 1,650

Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21

1,983

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,

200

5.500%, 01/15/23 (e)

211

EUR 1,650

Reg. S, 5.125%, 01/21/23

2,004

200

Unitymedia KabelBW GmbH, 6.125%, 01/15/25 (e)

212

EUR 1,050

WEPA Hygieneprodukte GmbH, Reg. S, 6.500%, 05/15/20

1,283

14,772

Hong Kong — 0.6%

3,800

Bank of East Asia Ltd., VAR, 4.250%, 11/20/24

3,803

860

CITIC Ltd., Reg. S, 6.800%, 01/17/23

1,009

4,812

India — 0.5%

4,000

JSW Steel Ltd., 4.750%, 11/12/19

3,897

Indonesia — 0.3%

Pertamina Persero PT,

1,400

Reg. S, 4.300%, 05/20/23

1,414

1,000

Reg. S, 6.450%, 05/30/44

1,095

2,509

Ireland — 0.8%

Ardagh Packaging Finance plc,

1,100

9.125%, 10/15/20 (e)

1,180

EUR 1,300

Reg. S, 9.250%, 10/15/20

1,553

300

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.000%, 06/30/21 (e)

292

EUR 820

Bank of Ireland, 3.250%, 01/15/19

991

EUR 280

Cloverie plc for Swiss Reinsurance Co., Ltd., Reg. S, VAR, 6.625%, 09/01/42

416

EUR 1,850

Smurfit Kappa Acquisitions, Reg. S, 5.125%, 09/15/18

2,308

6,740

Israel — 0.6%

1,480

Israel Chemicals Ltd., 4.500%, 12/02/24 (e)

1,514

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Israel — continued

3,060

Israel Electric Corp., Ltd., 5.000%, 11/12/24 (e)

3,247

4,761

Italy — 1.6%

EUR 1,400

Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42

2,045

EUR 455

Banco Popolare SC, 3.500%, 03/14/19

546

EUR 1,300

Cerved Group S.p.A., Reg. S, 8.000%, 01/15/21

1,595

Enel S.p.A.,

EUR 1,550

VAR, 6.500%, 01/10/74

1,978

GBP 200

VAR, 7.750%, 09/10/75

353

EUR 350

Intesa Sanpaolo S.p.A., 6.625%, 09/13/23

507

EUR 1,200

Rhino Bondco S.p.A, Reg. S, 7.250%, 11/15/20

1,425

EUR 1,900

Telecom Italia S.p.A., 5.250%, 02/10/22

2,516

EUR 1,210

UniCredit S.p.A., Reg. S, 6.950%, 10/31/22

1,687

12,652

Japan — 0.0% (g)

200

SoftBank Corp., 4.500%, 04/15/20 (e)

203

Luxembourg — 3.8%

200

Altice Financing S.A., 6.625%, 02/15/23 (e)

208

200

Altice Finco S.A., 7.625%, 02/15/25 (e)

208

Altice S.A.,

EUR 1,950

7.250%, 05/15/22 (e)

2,315

700

7.625%, 02/15/25 (e)

723

250

7.750%, 05/15/22 (e)

258

ArcelorMittal,

EUR 1,500

2.875%, 07/06/20

1,729

50

5.250%, 02/25/17

52

1,275

7.000%, 02/25/22

1,438

50

10.600%, 06/01/19

62

EUR 1,500

Auris Luxembourg II S.A., Reg. S, 8.000%, 01/15/23

1,802

45

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)

45

100

Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)

102

EUR 650

CNH Industrial Finance Europe S.A., 2.750%, 03/18/19

755

600

ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)

633

EUR 1,550

Fiat Chrysler Finance Europe, 4.750%, 07/15/22

2,004

EUR 1,300

Galapagos S.A., Reg. S, 5.375%, 06/15/21

1,475

EUR 1,050

Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18

1,058

EUR 1,100

Gestamp Funding Luxembourg S.A., Reg. S, 5.875%, 05/31/20

1,319

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Luxembourg — continued

EUR 1,300

INEOS Group Holdings S.A., Reg. S, 5.750%, 02/15/19

1,510

Intelsat Jackson Holdings S.A.,

500

5.500%, 08/01/23

473

855

6.625%, 12/15/22

836

500

7.250%, 10/15/20

520

1,445

7.500%, 04/01/21

1,514

Intelsat Luxembourg S.A.,

5

6.750%, 06/01/18

5

1,190

7.750%, 06/01/21

1,102

200

Mallinckrodt International Finance S.A., 4.750%, 04/15/23

196

311

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.750%, 08/01/22 (e)

329

EUR 500

Matterhorn Midco & Cy S.C.A., Reg. S, 7.750%, 02/15/20

593

910

Minerva Luxembourg S.A., 7.750%, 01/31/23 (e)

896

EUR 850

Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22

888

49

NII International Telecom S.C.A., 7.875%, 08/15/19 (d) (e)

47

EUR 1,650

Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19

1,967

EUR 1,250

Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22

1,531

Wind Acquisition Finance S.A.,

EUR 1,600

7.000%, 04/23/21 (e)

1,893

600

7.375%, 04/23/21 (e)

626

31,112

Mexico — 0.6%

1,850

Alfa S.A.B. de C.V., Reg. S, 6.875%, 03/25/44

2,054

Cemex S.A.B. de C.V.,

750

5.700%, 01/11/25 (e)

731

200

6.125%, 05/05/25 (e)

200

1,940

Elementia S.A.B. de C.V., 5.500%, 01/15/25 (e)

1,872

4,857

Morocco — 0.3%

OCP S.A.,

1,900

Reg. S, 5.625%, 04/25/24

2,060

600

Reg. S, 6.875%, 04/25/44

677

2,737

Netherlands — 1.8%

EUR 820

ABN AMRO Bank N.V., 6.375%, 04/27/21

1,175

900

Bluewater Holding B.V., Reg. S, 10.000%, 12/10/19 (e)

774

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Netherlands — continued

400

EDP Finance B.V., 5.250%, 01/14/21 (e)

439

EUR 1,100

InterXion Holding N.V., Reg. S, 6.000%, 07/15/20

1,318

1,000

NXP B.V./NXP Funding LLC, 5.750%, 02/15/21 (e)

1,060

EUR 650

PortAventura Entertainment Barcelona B.V., Reg. S, 7.250%, 12/01/20

767

Schaeffler Finance B.V.,

600

4.750%, 05/15/21 (e)

617

EUR2,100

Reg. S, 3.500%, 05/15/22

2,470

1,600

Sensata Technologies B.V., 5.625%, 11/01/24 (e)

1,716

EUR500

Stork Technical Services Holdco B.V., Reg. S, 11.000%, 08/15/17

473

EUR2,200

UPC Holding B.V., Reg. S, 6.375%, 09/15/22

2,683

800

VTR Finance B.V., 6.875%, 01/15/24 (e)

837

14,329

Norway — 0.2%

EUR1,350

Lock A.S., Reg. S, 7.000%, 08/15/21

1,598

Peru — 0.1%

900

Minsur S.A., Reg. S, 6.250%, 02/07/24

992

Singapore — 0.0% (g)

200

Flextronics International Ltd., 5.000%, 02/15/23

209

South Korea — 0.5%

3,700

Woori Bank, 4.750%, 04/30/24 (e)

3,892

Spain — 0.3%

EUR500

Bankia S.A., 3.500%, 01/17/19

608

EUR1,200

CaixaBank S.A., VAR, 5.000%, 11/14/23

1,460

2,068

Sri Lanka — 0.0% (g)

250

National Savings Bank, 5.150%, 09/10/19 (e)

244

Sweden — 0.4%

EUR400

Eileme 2 AB, Reg. S, 11.750%, 01/31/20

511

EUR1,000

TVN Finance Corp. III AB, Reg. S, 7.375%, 12/15/20

1,253

EUR1,200

Volvo Treasury AB, VAR, 4.200%, 06/10/75

1,388

3,152

Switzerland — 1.2%

Credit Suisse AG,

1,938

6.500%, 08/08/23 (e)

2,195

EUR1,350

VAR, 5.750%, 09/18/25

1,741

UBS AG,

3,100

5.125%, 05/15/24

3,220

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

13

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Switzerland — continued

450

Reg. S, VAR, 4.750%, 05/22/23

463

EUR 1,900

VAR, 4.750%, 02/12/26

2,360

9,979

Turkey — 0.7%

3,800

Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24

3,843

1,940

Turkiye Halk Bankasi A.S., 4.750%, 06/04/19 (e)

1,940

5,783

United Arab Emirates — 0.1%

860

Abu Dhabi National Energy Co. PJSC, 3.875%, 05/06/24 (e)

889

United Kingdom — 3.9%

EUR 769

Aviva plc, VAR, 6.125%, 07/05/43

1,102

GBP 850

Boparan Finance plc, Reg. S, 5.250%, 07/15/19

1,225

1,930

BP Capital Markets plc, 2.315%, 02/13/20

1,938

175

CEVA Group plc, 4.000%, 05/01/18 (e)

153

725

Cleopatra Finance Ltd., 6.250%, 02/15/22 (e)

726

EUR 1,450

EC Finance plc, Reg. S, 5.125%, 07/15/21

1,708

GBP 550

Heathrow Finance plc, 7.125%, 03/01/17

926

Ineos Finance plc,

760

7.500%, 05/01/20 (e)

806

400

8.375%, 02/15/19 (e)

427

Jaguar Land Rover Automotive plc,

500

4.125%, 12/15/18 (e)

521

200

4.250%, 11/15/19 (e)

208

GBP 1,200

Reg. S, 5.000%, 02/15/22

2,029

GBP 600

Lowell Group Financing plc, Reg. S, 5.875%, 04/01/19

875

Matalan Finance plc,

GBP 900

6.875%, 06/01/19 (e)

1,403

GBP 300

Reg. S, 8.875%, 06/01/20

448

GBP 710

NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73

1,216

EUR 600

OTE plc, 3.500%, 07/09/20

644

GBP 250

Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22

404

GBP 1,500

Priory Group No. 3 plc, Reg. S, 8.875%, 02/15/19

2,414

GBP 1,400

R&R Ice Cream plc, 5.500%, 05/15/20 (e)

2,204

1,095

Royal Bank of Scotland Group plc, 6.125%, 12/15/22

1,235

1,056

Santander UK plc, 5.000%, 11/07/23 (e)

1,144

600

Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)

393

400

Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20

408

GBP 600

Tesco plc, 5.000%, 03/24/23

966

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United Kingdom — continued

GBP 1,050

Twinkle Pizza plc, Reg. S, 6.625%, 08/01/21

1,690

GBP 1,850

Virgin Media Secured Finance plc, Reg. S, 6.000%, 04/15/21

3,042

GBP 975

Vougeot Bidco plc, Reg. S, 7.875%, 07/15/20

1,622

31,877

United States — 28.3%

200

Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)

211

Acadia Healthcare Co., Inc.,

55

5.625%, 02/15/23 (e)

57

100

6.125%, 03/15/21

104

530

ACCO Brands Corp., 6.750%, 04/30/20

555

242

ACE Cash Express, Inc., 11.000%, 02/01/19 (e)

163

75

Activision Blizzard, Inc., 5.625%, 09/15/21 (e)

80

ADT Corp. (The),

552

4.125%, 06/15/23

526

500

6.250%, 10/15/21

541

Advanced Micro Devices, Inc.,

225

6.750%, 03/01/19

223

225

7.000%, 07/01/24

205

11

7.500%, 08/15/22

11

AECOM,

365

5.750%, 10/15/22 (e)

382

125

5.875%, 10/15/24 (e)

133

130

AK Steel Corp., 8.750%, 12/01/18

140

130

Alabama Power Co., 4.150%, 08/15/44

142

133

Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)

143

15

Alcatel-Lucent USA, Inc., 6.450%, 03/15/29

15

Alcoa, Inc.,

375

5.125%, 10/01/24

408

250

5.400%, 04/15/21

274

300

5.900%, 02/01/27

337

250

Aleris International, Inc., 7.875%, 11/01/20

245

100

Alliance Data Systems Corp., 5.375%, 08/01/22 (e)

100

Ally Financial, Inc.,

250

4.750%, 09/10/18

260

240

8.000%, 12/31/18

274

775

8.000%, 03/15/20

928

Altria Group, Inc.,

1,705

2.625%, 01/14/20

1,732

1,815

4.250%, 08/09/42

1,827

180

AMC Entertainment, Inc., 5.875%, 02/15/22

187

448

American Axle & Manufacturing, Inc., 6.625%, 10/15/22

488

SEE NOTES TO
FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

445

American International Group, Inc., 6.250%, 03/15/37

502

Amkor Technology, Inc.,

515

6.375%, 10/01/22

537

550

6.625%, 06/01/21

575

100

Amsurg Corp., 5.625%, 11/30/20

104

250

Antero Resources Finance Corp., 5.375%, 11/01/21

252

1,870

Apple, Inc., 2.500%, 02/09/25

1,836

633

Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)

655

500

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)

515

425

Ashland, Inc., 4.750%, 08/15/22

435

1,325

AT&T, Inc., 4.300%, 12/15/42

1,242

Audatex North America, Inc.,

1,214

6.000%, 06/15/21 (e)

1,290

520

6.125%, 11/01/23 (e)

551

Avaya, Inc.,

810

7.000%, 04/01/19 (e)

818

221

10.500%, 03/01/21 (e)

193

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

17

5.125%, 06/01/22 (e)

17

795

5.500%, 04/01/23

833

95

9.750%, 03/15/20

104

1,040

Bank of America Corp., 4.250%, 10/22/26

1,066

25

Basic Energy Services, Inc., 7.750%, 02/15/19

20

905

Berkshire Hathaway Energy Co., 4.500%, 02/01/45

997

400

Berry Plastics Corp., 5.500%, 05/15/22

418

533

Big Heart Pet Brands, 7.625%, 02/15/19

544

Biomet, Inc.,

800

6.500%, 08/01/20

854

100

6.500%, 10/01/20

106

279

Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)

287

115

BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)

119

500

BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22

395

231

Building Materials Corp. of America, 5.375%, 11/15/24 (e)

238

157

Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)

165

1,340

Burlington Northern Santa Fe LLC, 4.550%, 09/01/44

1,457

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

Cablevision Systems Corp.,

233

7.750%, 04/15/18

260

500

8.000%, 04/15/20

569

250

Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)

186

California Resources Corp.,

325

5.500%, 09/15/21 (e)

297

795

6.000%, 11/15/24 (e)

708

1,625

Capital One Financial Corp., 3.200%, 02/05/25

1,602

235

Casella Waste Systems, Inc., 7.750%, 02/15/19

237

CCO Holdings LLC/CCO Holdings Capital Corp.,

405

5.750%, 09/01/23

420

601

6.500%, 04/30/21

633

1,500

6.625%, 01/31/22

1,609

225

7.250%, 10/30/17

234

1,300

7.375%, 06/01/20

1,391

9

8.125%, 04/30/20

9

CCOH Safari LLC,

140

5.500%, 12/01/22

145

285

5.750%, 12/01/24

295

48

CDW LLC/CDW Finance Corp., 5.000%, 09/01/23

48

450

Cemex Finance LLC, 9.375%, 10/12/22 (e)

512

201

Centene Corp., 4.750%, 05/15/22

208

400

Central Garden & Pet Co., 8.250%, 03/01/18

409

845

CenturyLink, Inc., Series W, 6.750%, 12/01/23

954

1,025

Chesapeake Energy Corp., 6.625%, 08/15/20

1,115

65

Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)

57

204

Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21

224

CHS/Community Health Systems, Inc.,

200

5.125%, 08/01/21

208

200

6.875%, 02/01/22

214

Cincinnati Bell, Inc.,

135

8.375%, 10/15/20

144

52

8.750%, 03/15/18

53

1,805

Cisco Systems, Inc., 5.500%, 01/15/40

2,261

CIT Group, Inc.,

29

3.875%, 02/19/19

29

1,220

5.000%, 08/15/22

1,297

491

5.250%, 03/15/18

518

795

5.500%, 02/15/19 (e)

850

200

Citgo Holding, Inc., 10.750%, 02/15/20 (e)

204

Citigroup, Inc.,

2,690

2.400%, 02/18/20

2,680

840

4.300%, 11/20/26

863

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

15

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

Claire’s Stores, Inc.,

250

6.125%, 03/15/20 (e)

218

68

8.875%, 03/15/19

42

880

9.000%, 03/15/19 (e)

826

Clear Channel Worldwide Holdings, Inc.,

2,980

Series B, 6.500%, 11/15/22

3,144

1,175

Series B, 7.625%, 03/15/20

1,242

100

Clearwater Paper Corp., 4.500%, 02/01/23

99

55

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24

50

155

CNG Holdings, Inc., 9.375%, 05/15/20 (e)

112

277

Coeur Mining, Inc., 7.875%, 02/01/21

248

600

Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)

603

1,750

Comcast Corp., 3.375%, 02/15/25

1,829

Commercial Metals Co.,

200

4.875%, 05/15/23

191

75

7.350%, 08/15/18

81

190

CommScope, Inc., 5.500%, 06/15/24 (e)

192

150

Comstock Resources, Inc., 9.500%, 06/15/20

93

530

Concho Resources, Inc., 5.500%, 04/01/23

549

CONSOL Energy, Inc.,

450

5.875%, 04/15/22

432

20

8.250%, 04/01/20

21

17

Constellation Brands, Inc., 4.750%, 11/15/24

18

140

Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22

155

Corrections Corp. of America,

250

4.125%, 04/01/20

252

300

4.625%, 05/01/23

300

208

Cott Beverages, Inc., 6.750%, 01/01/20 (e)

208

261

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22

262

260

Crown Castle International Corp., 5.250%, 01/15/23

274

250

CSC Holdings LLC, 6.750%, 11/15/21

282

80

CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)

70

1,195

CVS Health Corp., 5.300%, 12/05/43

1,466

600

Dana Holding Corp., 6.000%, 09/15/23

637

85

Darling Ingredients, Inc., 5.375%, 01/15/22

86

898

DCP Midstream Operating LP, 3.875%, 03/15/23

814

312

Dean Foods Co., 6.500%, 03/15/23 (e)

313

53

Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)

56

835

Denbury Resources, Inc., 4.625%, 07/15/23

748

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

205

Diamondback Energy, Inc., 7.625%, 10/01/21

215

DISH DBS Corp.,

215

5.125%, 05/01/20

217

1,270

5.875%, 07/15/22

1,286

2,140

5.875%, 11/15/24

2,129

950

6.750%, 06/01/21

1,013

15

7.875%, 09/01/19

17

300

DJO Finance LLC/DJO Finance Corp., 8.750%, 03/15/18

313

1,155

Dominion Resources, Inc., 3.625%, 12/01/24

1,199

110

DS Services of America, Inc., 10.000%, 09/01/21 (e)

128

4

DuPont Fabros Technology LP, 5.875%, 09/15/21

4

Dynegy Finance I, Inc./Dynegy Finance II, Inc.,

115

6.750%, 11/01/19 (e)

120

910

7.375%, 11/01/22 (e)

964

35

7.625%, 11/01/24 (e)

37

153

E*TRADE Financial Corp., 5.375%, 11/15/22

161

175

Eagle Spinco, Inc., 4.625%, 02/15/21

177

1,063

Embarq Corp., 7.995%, 06/01/36

1,244

265

Emdeon, Inc., 11.000%, 12/31/19

291

125

Endo Finance LLC/Endo Finco, Inc., 7.000%, 07/15/19 (e)

132

285

Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25 (e)

302

Energy XXI Gulf Coast, Inc.,

75

6.875%, 03/15/24 (e)

37

75

7.500%, 12/15/21

39

EP Energy LLC/Everest Acquisition Finance, Inc.,

550

6.875%, 05/01/19

564

300

7.750%, 09/01/22

311

850

9.375%, 05/01/20

907

Equinix, Inc.,

38

5.375%, 01/01/22

40

300

5.375%, 04/01/23

314

27

5.750%, 01/01/25

28

EXCO Resources, Inc.,

200

7.500%, 09/15/18

152

150

8.500%, 04/15/22

110

FCA U.S. LLC/CG Co-Issuer, Inc.,

400

8.000%, 06/15/19

423

1,715

8.250%, 06/15/21

1,914

151

Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)

159

SEE NOTES TO
FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

First Data Corp.,

391

6.750%, 11/01/20 (e)

419

1,075

7.375%, 06/15/19 (e)

1,129

1,712

8.250%, 01/15/21 (e)

1,836

26

11.750%, 08/15/21

30

30

12.625%, 01/15/21

36

550

8.750% (cash), 01/15/22 (e) (v)

594

385

FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)

430

2,000

Ford Motor Credit Co. LLC, 3.664%, 09/08/24

2,070

2,740

Freeport-McMoRan, Inc., 4.000%, 11/14/21

2,638

12

Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)

13

Fresenius Medical Care U.S. Finance II, Inc.,

420

4.125%, 10/15/20 (e)

433

295

4.750%, 10/15/24 (e)

313

250

5.875%, 01/31/22 (e)

281

Frontier Communications Corp.,

250

6.250%, 09/15/21

257

225

6.875%, 01/15/25

225

28

8.125%, 10/01/18

32

210

9.250%, 07/01/21

245

700

GCI, Inc., 8.625%, 11/15/19

732

General Electric Capital Corp.,

2,610

3.450%, 05/15/24

2,752

1,315

VAR, 6.375%, 11/15/67

1,430

General Motors Co.,

40

3.500%, 10/02/18

41

55

4.000%, 04/01/25

57

100

4.875%, 10/02/23

109

520

6.250%, 10/02/43

645

2,395

General Motors Financial Co., Inc., 4.250%, 05/15/23

2,509

125

GenOn Energy, Inc., 9.875%, 10/15/20

127

Geo Group, Inc. (The),

200

5.875%, 01/15/22

211

1,000

6.625%, 02/15/21

1,057

Goldman Sachs Group, Inc. (The),

1,650

3.500%, 01/23/25

1,665

1,850

3.850%, 07/08/24

1,933

35

Goodman Networks, Inc., 12.125%, 07/01/18

34

Goodyear Tire & Rubber Co. (The),

475

7.000%, 05/15/22

525

17

8.250%, 08/15/20

18

1,000

8.750%, 08/15/20

1,208

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

475

Gray Television, Inc., 7.500%, 10/01/20

494

H.J. Heinz Co.,

100

4.250%, 10/15/20

102

680

4.875%, 02/15/25 (e)

683

300

Halcon Resources Corp., 9.250%, 02/15/22

224

Harland Clarke Holdings Corp.,

150

6.875%, 03/01/20 (e)

152

10

9.250%, 03/01/21 (e)

10

HCA, Inc.,

300

5.000%, 03/15/24

324

100

6.500%, 02/15/20

114

2,275

7.500%, 02/15/22

2,684

HD Supply, Inc.,

1,250

5.250%, 12/15/21 (e)

1,298

200

7.500%, 07/15/20

214

600

Headwaters, Inc., 7.250%, 01/15/19

628

174

HealthSouth Corp., 5.750%, 11/01/24

182

325

Hecla Mining Co., 6.875%, 05/01/21

292

Hertz Corp. (The),

250

6.250%, 10/15/22

260

2,004

7.375%, 01/15/21

2,109

1,570

Hexion U.S. Finance Corp., 6.625%, 04/15/20

1,499

Hilcorp Energy I LP/Hilcorp Finance Co.,

350

5.000%, 12/01/24 (e)

330

125

7.625%, 04/15/21 (e)

130

965

Hologic, Inc., 6.250%, 08/01/20

1,011

800

Huntsman International LLC, 4.875%, 11/15/20

823

600

IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19

625

456

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22

478

525

iHeartCommunications, Inc., 9.000%, 12/15/19

518

30

IHS, Inc., 5.000%, 11/01/22 (e)

30

500

ILFC E-Capital Trust I, VAR, 4.370%, 12/21/65 (e)

472

345

ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)

333

550

IMS Health, Inc., 6.000%, 11/01/20 (e)

575

500

Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)

503

500

Infor U.S., Inc., 9.375%, 04/01/19

537

International Lease Finance Corp.,

1,235

3.875%, 04/15/18

1,266

870

5.875%, 08/15/22

994

515

6.250%, 05/15/19

577

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

17

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

320

International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)

334

515

Iron Mountain, Inc., 5.750%, 08/15/24

521

100

Isle of Capri Casinos, Inc., 8.875%, 06/15/20

107

15

Jarden Corp., 7.500%, 05/01/17

17

JBS USA LLC/JBS USA Finance, Inc.,

487

5.875%, 07/15/24 (e)

487

540

7.250%, 06/01/21 (e)

569

260

8.250%, 02/01/20 (e)

275

10

Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)

10

260

Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)

225

K. Hovnanian Enterprises, Inc.,

25

7.250%, 10/15/20 (e)

26

30

9.125%, 11/15/20 (e)

32

5

11.875%, 10/15/15

5

770

Kinder Morgan Energy Partners LP, 5.400%, 09/01/44

817

650

Kindred Healthcare, Inc., 8.750%, 01/15/23 (e)

709

50

Lamar Media Corp., 5.875%, 02/01/22

53

5

Lennar Corp., 4.500%, 06/15/19

5

225

Series B, 12.250%, 06/01/17

268

1,488

Level 3 Communications, Inc., 5.750%, 12/01/22

1,529

Level 3 Financing, Inc.,

188

5.375%, 08/15/22

195

56

5.625%, 02/01/23 (e)

58

800

7.000%, 06/01/20

860

364

8.125%, 07/01/19

385

5

VAR, 3.826%, 01/15/18

5

250

LIN Television Corp., 5.875%, 11/15/22 (e)

256

800

Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21

698

56

M/I Homes, Inc., 8.625%, 11/15/18

58

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,

500

4.500%, 07/15/23

503

444

4.875%, 12/01/24

456

550

MasTec, Inc., 4.875%, 03/15/23

521

4

Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)

4

315

Mediacom Broadband LLC/Mediacom Broadband Corp., 5.500%, 04/15/21

321

75

Memorial Resource Development Corp., 5.875%, 07/01/22 (e)

72

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

Mercer International, Inc.,

125

7.000%, 12/01/19 (e)

130

227

7.750%, 12/01/22 (e)

238

75

Meritage Homes Corp., 7.150%, 04/15/20

80

435

MetLife, Inc., 6.400%, 12/15/36

509

MGM Resorts International,

295

6.750%, 10/01/20

323

1,545

7.750%, 03/15/22

1,765

600

Michaels Stores, Inc., 5.875%, 12/15/20 (e)

618

Micron Technology, Inc.,

492

5.250%, 08/01/23 (e)

503

35

5.500%, 02/01/25 (e)

36

600

5.875%, 02/15/22

634

1,390

Microsoft Corp., 4.875%, 12/15/43

1,632

235

Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)

246

Momentive Performance Materials, Inc.,

350

3.880%, 10/24/21

311

350

8.875%, 10/15/20 (d) (i)

–

Morgan Stanley,

3,110

3.700%, 10/23/24

3,210

350

4.300%, 01/27/45

356

271

MPG Holdco I, Inc., 7.375%, 10/15/22 (e)

289

450

MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)

478

155

MSCI, Inc., 5.250%, 11/15/24 (e)

162

65

Mustang Merger Corp., 8.500%, 08/15/21 (e)

66

500

National Financial Partners Corp., 9.000%, 07/15/21 (e)

520

65

National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)

67

410

Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21

395

260

Navient Corp., 8.000%, 03/25/20

303

375

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)

375

265

Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)

248

280

Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)

270

29

NCI Building Systems, Inc., 8.250%, 01/15/23 (e)

30

5

NCR Corp., 6.375%, 12/15/23

5

1,075

Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)

1,130

SEE NOTES TO
FINANCIAL STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

250

Netflix, Inc., 5.500%, 02/15/22 (e)

258

180

Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.625%, 03/15/20 (e)

187

New Albertsons, Inc.,

197

7.450%, 08/01/29

183

53

8.000%, 05/01/31

50

22

8.700%, 05/01/30

22

Nexstar Broadcasting, Inc.,

230

6.125%, 02/15/22 (e)

235

665

6.875%, 11/15/20

705

1,585

Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)

1,621

69

NII Capital Corp., 7.625%, 04/01/21 (d)

24

500

NRG Energy, Inc., 8.250%, 09/01/20

533

55

Nucor Corp., 5.200%, 08/01/43

62

5

Oasis Petroleum, Inc., 6.875%, 03/15/22

5

200

Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)

122

Omnicare, Inc.,

280

4.750%, 12/01/22

292

190

5.000%, 12/01/24

200

1,455

Oracle Corp., 4.500%, 07/08/44

1,636

8

Orbital ATK, Inc., 5.250%, 10/01/21 (e)

8

44

Oshkosh Corp., 5.375%, 03/01/25 (e)

45

Outfront Media Capital LLC/Outfront Media Capital Corp.,

5

5.250%, 02/15/22

5

150

5.625%, 02/15/24

160

30

PAETEC Holding Corp., 9.875%, 12/01/18

32

303

Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20

321

Parker Drilling Co.,

150

6.750%, 07/15/22

123

50

7.500%, 08/01/20

43

800

Party City Holdings, Inc., 8.875%, 08/01/20

874

79

Peabody Energy Corp., 6.250%, 11/15/21

66

500

Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)

524

Philip Morris International, Inc.,

1,540

4.125%, 03/04/43

1,602

500

4.250%, 11/10/44

528

675

Phillips 66, 4.875%, 11/15/44

730

200

Pinnacle Entertainment, Inc., 8.750%, 05/15/20

211

153

Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)

163

175

PolyOne Corp., 5.250%, 03/15/23

183

Post Holdings, Inc.,

757

6.750%, 12/01/21 (e)

774

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

1,300

7.375%, 02/15/22

1,355

775

PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67

765

10

Prestige Brands, Inc., 5.375%, 12/15/21 (e)

10

300

Prince Mineral Holding Corp., 12.500%, 12/15/19 (e)

300

Prudential Financial, Inc.,

660

4.600%, 05/15/44

702

235

VAR, 5.875%, 09/15/42

253

113

PSPC Escrow Corp., 6.500%, 02/01/22 (e)

119

QEP Resources, Inc.,

75

5.250%, 05/01/23

73

200

5.375%, 10/01/22

198

15

Quad/Graphics, Inc., 7.000%, 05/01/22 (e)

15

Qwest Capital Funding, Inc.,

24

6.875%, 07/15/28

25

11

7.750%, 02/15/31

11

75

Radio Systems Corp., 8.375%, 11/01/19 (e)

81

250

Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)

241

144

RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)

153

1,250

Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)

1,250

545

Regal Entertainment Group, 5.750%, 03/15/22

560

Regency Energy Partners LP/Regency Energy Finance Corp.,

48

5.000%, 10/01/22

51

450

5.500%, 04/15/23

470

500

Revlon Consumer Products Corp., 5.750%, 02/15/21

513

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,

900

5.750%, 10/15/20

935

1,000

6.875%, 02/15/21

1,057

100

7.875%, 08/15/19

106

600

9.000%, 04/15/19

629

400

9.875%, 08/15/19

428

750

Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)

765

200

Rite Aid Corp., 8.000%, 08/15/20

213

113

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)

120

150

RJS Power Holdings LLC, 5.125%, 07/15/19 (e)

148

500

Rosetta Resources, Inc., 5.875%, 06/01/22

480

15

RR Donnelley & Sons Co., 6.500%, 11/15/23

16

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

19

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

31

RSP Permian, Inc., 6.625%, 10/01/22 (e)

31

75

Sabine Oil & Gas Corp., 9.750%, 02/15/17

35

Sabine Pass Liquefaction LLC,

500

5.625%, 04/15/23

511

600

5.625%, 03/01/25 (e)

603

150

Sabre GLBL, Inc., 8.500%, 05/15/19 (e)

161

25

SandRidge Energy, Inc., 7.500%, 03/15/21

18

250

SBA Communications Corp., 4.875%, 07/15/22 (e)

250

Scientific Games International, Inc.,

65

7.000%, 01/01/22 (e)

67

235

10.000%, 12/01/22 (e)

230

200

Sealed Air Corp., 8.375%, 09/15/21 (e)

226

225

Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)

226

2,783

Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)

2,964

850

Service Corp. International, 5.375%, 01/15/22

893

25

SESI LLC, 6.375%, 05/01/19

25

127

Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)

143

Sinclair Television Group, Inc.,

250

5.375%, 04/01/21

255

250

5.625%, 08/01/24 (e)

253

750

6.375%, 11/01/21

795

Sirius XM Radio, Inc.,

265

4.625%, 05/15/23 (e)

260

580

5.750%, 08/01/21 (e)

609

800

5.875%, 10/01/20 (e)

843

875

6.000%, 07/15/24 (e)

929

SITEL LLC/Sitel Finance Corp.,

11

11.000%, 08/01/17 (e)

11

22

11.500%, 04/01/18

20

300

Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)

307

500

SM Energy Co., 6.500%, 11/15/21

515

Smithfield Foods, Inc.,

118

5.250%, 08/01/18 (e)

122

460

5.875%, 08/01/21 (e)

485

325

6.625%, 08/15/22

353

Spectrum Brands, Inc.,

29

6.125%, 12/15/24 (e)

31

500

6.625%, 11/15/22

548

250

6.750%, 03/15/20

263

825

Sprint Capital Corp., 8.750%, 03/15/32

871

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

Sprint Communications, Inc.,

565

7.000%, 03/01/20 (e)

626

52

7.000%, 08/15/20

53

Sprint Corp.,

12

7.125%, 06/15/24

12

22

7.250%, 09/15/21

22

274

7.625%, 02/15/25

277

3,439

7.875%, 09/15/23

3,551

30

Standard Pacific Corp., 8.375%, 01/15/21

35

131

Station Casinos LLC, 7.500%, 03/01/21

141

Steel Dynamics, Inc.,

15

5.125%, 10/01/21 (e)

15

15

5.500%, 10/01/24 (e)

16

250

6.375%, 08/15/22

268

25

7.625%, 03/15/20

26

200

Stone Energy Corp., 7.500%, 11/15/22

190

20

SunGard Data Systems, Inc., 6.625%, 11/01/19

21

505

Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45

548

209

SUPERVALU, Inc., 7.750%, 11/15/22

221

145

Synchrony Financial, 3.750%, 08/15/21

150

75

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)

65

500

Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23

510

600

Tempur Sealy International, Inc., 6.875%, 12/15/20

644

Tenet Healthcare Corp.,

100

4.500%, 04/01/21

101

500

4.750%, 06/01/20

515

200

6.000%, 10/01/20

217

200

6.750%, 02/01/20

215

650

8.000%, 08/01/20

689

2,100

8.125%, 04/01/22

2,378

32

Tenneco, Inc., 5.375%, 12/15/24

33

1,100

Terex Corp., 6.000%, 05/15/21

1,129

65

TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)

68

Tesoro Logistics LP/Tesoro Logistics Finance Corp.,

156

5.500%, 10/15/19 (e)

165

150

6.250%, 10/15/22 (e)

159

1,335

Time Warner, Inc., 4.650%, 06/01/44

1,444

T-Mobile USA, Inc.,

4

5.250%, 09/01/18

4

21

6.000%, 03/01/23

22

SEE NOTES TO
FINANCIAL STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

5

6.125%, 01/15/22

5

221

6.375%, 03/01/25

231

203

6.464%, 04/28/19

211

327

6.625%, 04/01/23

346

1,165

6.633%, 04/28/21

1,239

348

6.731%, 04/28/22

371

203

6.836%, 04/28/23

217

100

Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17

105

50

Tronox Finance LLC, 6.375%, 08/15/20

50

1,010

U.S. Bank N.A., 2.800%, 01/27/25

1,010

85

U.S. Concrete, Inc., 8.500%, 12/01/18

90

200

UCI International, Inc., 8.625%, 02/15/19

185

225

Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)

227

350

Unit Corp., 6.625%, 05/15/21

349

United Rentals North America, Inc.,

700

6.125%, 06/15/23

751

1,250

7.625%, 04/15/22

1,389

250

8.250%, 02/01/21

271

355

United Surgical Partners International, Inc., 9.000%, 04/01/20

381

Universal Health Services, Inc.,

34

3.750%, 08/01/19 (e)

35

47

4.750%, 08/01/22 (e)

49

200

Univision Communications, Inc., 6.750%, 09/15/22 (e)

217

171

USG Corp., 5.500%, 03/01/25 (e)

175

67

VeriSign, Inc., 4.625%, 05/01/23

67

Verizon Communications, Inc.,

2,000

3.500%, 11/01/24

2,046

1,523

3.850%, 11/01/42

1,392

123

VWR Funding, Inc., 7.250%, 09/15/17

129

Walgreens Boots Alliance, Inc.,

1,000

2.700%, 11/18/19

1,018

200

4.800%, 11/18/44

217

1,440

Wal-Mart Stores, Inc., 4.300%, 04/22/44

1,606

25

WCI Communities, Inc., 6.875%, 08/15/21

26

2,530

Wells Fargo & Co., 3.000%, 02/19/25

2,523

357

Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)

366

509

WhiteWave Foods Co. (The), 5.375%, 10/01/22

547

250

Whiting Petroleum Corp., 5.750%, 03/15/21

246

180

Williams Cos., Inc. (The), 5.750%, 06/24/44

171

Williams Partners LP,

1,355

3.600%, 03/15/22

1,356

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

550

5.100%, 09/15/45

546

Windstream Corp.,

115

7.500%, 06/01/22

113

1,000

7.500%, 04/01/23

983

405

7.750%, 10/15/20

419

1,700

7.750%, 10/01/21

1,717

100

Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)

108

WMG Acquisition Corp.,

390

5.625%, 04/15/22 (e)

390

200

6.750%, 04/15/22 (e)

190

400

WPX Energy, Inc., 6.000%, 01/15/22

396

1,065

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)

1,072

124

XPO Logistics, Inc., 7.875%, 09/01/19 (e)

132

Zayo Group LLC/Zayo Capital, Inc.,

270

6.000%, 04/01/23 (e)

275

230

10.125%, 07/01/20

260

1,170

Zebra Technologies Corp., 7.250%, 10/15/22 (e)

1,264

232,365

Total Corporate Bonds (Cost $446,329)

440,920

Foreign Government Securities — 15.3%

Argentina — 0.4%

3,500

Provincia de Buenos Aires, 8.950%, 02/19/21 (e) (m)

3,640

Australia — 1.7%

AUD14,550

Australia Government Bond, 4.500%, 04/21/33 (m)

14,002

Bahrain — 0.3%

2,030

Government of Bahrain, 6.000%, 09/19/44 (e) (m)

2,002

Croatia — 0.1%

EUR775

Republic of Croatia, 3.875%, 05/30/22 (m)

924

Dominican Republic — 0.4%

2,810

Government of Dominican Republic, 6.850%, 01/27/45 (e) (m)

2,993

Hungary — 1.4%

HUF 2,538,900

Republic of Hungary, 5.500%, 06/24/25 (m)

11,516

Iceland — 0.1%

900

Republic of Iceland, Reg. S, 5.875%, 05/11/22 (m)

1,027

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

21

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Foreign Government Securities — continued

Indonesia — 1.1%

Republic of Indonesia,

1,513

5.125%, 01/15/45 (e) (m)

1,612

IDR 82,400,000

9.000%, 03/15/29 (m)

7,427

9,039

Italy — 1.6%

Italy Buoni Poliennali Del Tesoro,

EUR7,700

4.500%, 03/01/24 (m)

10,966

EUR1,350

4.750%, 09/01/44 (e) (m)

2,302

13,268

Ivory Coast — 0.2%

1,900

Republic of Ivory Coast, 6.375%, 03/03/28 (e)

1,884

Mexico — 2.2%

United Mexican States,

2,150

4.600%, 01/23/46 (m)

2,236

MXN 76,000

Series M, 7.750%, 11/13/42 (m)

6,073

MXN 17,593

Series M 10, 7.750%, 12/14/17 (m)

1,282

MXN 96,250

Series M 20, 10.000%, 12/05/24 (m)

8,557

18,148

Morocco — 0.2%

1,500

Kingdom of Morocco, Reg. S, 5.500%, 12/11/42 (m)

1,669

South Africa — 1.4%

ZAR 126,500

Republic of South Africa, 8.750%, 02/28/48 (m)

11,449

Spain — 1.6%

EUR 1,250

Kingdom of Spain, 5.150%, 10/31/44 (e) (m)

2,260

EUR 8,135

Spain Government Bond, 3.800%, 04/30/24 (e) (m)

11,114

13,374

United Arab Emirates — 0.2%

1,500

Government of Dubai, Reg. S, 5.250%, 01/30/43 (m)

1,432

United Kingdom — 1.9%

GBP 9,781

United Kingdom Gilt, 4.750%, 09/07/15 (m)

15,442

Uruguay — 0.5%

3,840

Republic of Uruguay, 5.100%, 06/18/50 (m)

3,986

Total Foreign Government Securities (Cost $126,420)

125,795

Loan Assignments — 4.1%

Canada — 0.0% (g)

149

MEG Energy Corp., New Term Loan B, VAR, 3.750%, 03/31/20

144

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Luxembourg — 0.0% (g)

240

Auris Luxembourg II S.A., Term Loan B, VAR, 5.500%, 01/17/22

242

Singapore — 0.1%

498

Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21

498

United States — 4.0%

60

Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22

60

249

AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17

249

200

Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21

202

114

Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19

113

47

Alliant Holdings I, Inc., Term Loan B1, VAR, 5.000%, 12/20/19 ^

47

204

Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.250%, 12/20/19 ^

203

797

Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19

803

30

Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21

30

732

Arizona Chemical U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21

731

5

Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20

5

871

Avaya, Inc., 1st Lien Term Loan B-3, VAR, 4.672%, 10/26/17

846

74

Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18

74

935

Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20

928

205

Berry Plastics Corp., Term Loan E, VAR, 3.750%, 01/06/21

205

448

CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19

448

249

Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17

249

500

Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18 ^

499

698

CHS/Community Health Systems, Inc., 2021 Term D Loan, VAR, 4.250%, 01/27/21

699

198

Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20

198

299

CITGO Petroleum Corp., 1st Lien Term Loan B, VAR, 4.500%, 07/29/21

294

221

Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20

217

SEE NOTES TO
FINANCIAL STATEMENTS.

22

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

United States — continued

487

Cumulus Media Holdings, Term Loan, VAR, 4.250%, 12/23/20

484

50

DaVita HealthCare Partners, Inc., 1st Lien Term Loan B, VAR, 3.500%, 06/24/21

50

995

Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20

998

350

Delta 2 Sarl, Facility B-3, VAR, 4.750%, 07/30/21

348

124

Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18

124

97

Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18

97

320

Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21

267

Duff & Phelps Corp., Term Loan,

174

VAR, 4.500%, 04/23/20

173

499

VAR, 4.500%, 04/23/20

495

173

VAR, 4.500%, 10/17/20

172

19

EFS Cogen Holdings LLC, Term B Advance, VAR, 3.750%, 12/17/20

19

469

Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18

466

510

Energy Future Intermediate Holding Co. LLC, 1st Lien Term Loan, VAR, 4.250%, 06/19/16

512

188

Entegris, Inc., Term Loan B, VAR, 3.500%, 04/30/21

187

100

EWT Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22

97

200

Fieldwood Energy LLC, 2nd Lien Closing Date Term Loan, VAR, 8.375%, 09/30/20

153

300

First Data Corp., 2018 New Dollar Term Loan, VAR, 3.672%, 03/23/18

299

500

First Data Corp., 2021 Dollar Term Loan, VAR, 4.172%, 03/24/21

501

848

FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, VAR, 3.750%, 06/30/19 ^

785

498

Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20

496

50

Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20

48

369

Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.750%, 05/13/21

369

115

H.J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20

115

100

Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21

101

50

HD Supply, Inc., Term Loan, VAR, 4.000%, 06/28/18

49

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

249

Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21

250

374

Hostess Brands LLC, Term B Loan, VAR, 6.750%, 04/09/20

380

499

HUB International Ltd., Term Loan, VAR, 4.250%, 10/02/20

493

399

Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19

381

723

IASIS Healthcare Corp., Term Loan B, VAR, 4.500%, 05/03/18

724

50

iHeartCommunications, Inc., Term Loan D, VAR, 6.922%, 01/30/19

48

24

iHeartCommunications, Inc., Term Loan E, VAR, 7.672%, 07/30/19

23

140

INC Research Holdings, Inc., Term Loan, VAR, 4.500%, 11/12/21

140

299

Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20

300

493

inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18

494

497

J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18

493

172

Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18

172

40

Mallinckrodt International Finance, Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21

40

100

Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Term Loan, VAR, 4.500%, 07/31/21

98

82

McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19

82

648

Media General, Inc., Term Loan B, VAR, 4.250%, 07/31/20

649

374

MPH Acquisition Holdings LLC, Senior Secured Term Loan, VAR, 3.750%, 03/31/21

371

249

National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20

247

469

National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21 ^

465

71

New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21

71

100

New Albertsons, Inc., Term Loan B2, VAR, 5.375%, 03/21/19

100

96

NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21

96

31

OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19

31

478

Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19

476

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

23

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

United States — continued

40

Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21

39

493

Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19 ^

488

249

Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18

197

292

Packers Holdings LLC, Initial Term Loan B, VAR, 5.000%, 12/02/21

293

498

Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19

495

399

Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 ^

375

257

Petsmart, Inc., Term Loan B, VAR, 02/09/22 ^

259

245

PGX Holdings, Inc., Term Loan, VAR, 6.250%, 09/29/20

245

196

Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.000%, 04/29/20

194

48

Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21

48

22

Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21

22

119

Quikrete Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/28/20

118

17

R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16

13

500

Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21

501

304

ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19 ^

289

580

Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 5.000%, 12/13/19

585

922

Scientific Games International, Inc., Term Loan, VAR, 6.000%, 10/18/20 ^

920

199

Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21

161

497

Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18

489

119

Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21

118

598

Seventy Seven Operating LLC, Term Loan, VAR, 3.750%, 06/25/21

540

48

Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18

38

698

Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20 ^

697

299

STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21

298

500

SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/08/20

500

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

299

SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19

300

250

Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20

250

250

Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.662%, 10/10/17 (d)

160

125

  Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.660%,
10/10/14 (d)

79

731

Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20

730

750

TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17

742

298

Univision Communications, Inc., Replacement First Lien Term Loan, VAR, 4.000%, 03/01/20

297

473

Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 ^

472

63

UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21

63

125

Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21 ^

124

50

WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20

49

99

XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21

99

134

Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19

134

400

Zebra Technologies Corp., 1st Lien Term Loan B, VAR, 4.750%, 10/27/21

404

32,954

Total Loan Assignments (Cost $34,085)

33,838

Preferred Securities — 3.8% (x)

Belgium — 0.1%

EUR 420

KBC Groep N.V., VAR, 5.625%, 03/19/19

475

Denmark — 0.2%

Danske Bank A/S,

EUR 950

VAR, 4.878%, 05/15/17

1,113

EUR 420

VAR, 5.750%, 04/06/20

481

1,594

France — 0.5%

EUR550

BNP Paribas S.A., Reg. S, VAR, 7.781%, 07/02/18

714

BPCE S.A.,

EUR550

VAR, 6.117%, 10/30/17

673

EUR200

VAR, 9.000%, 03/17/15

224

SEE NOTES TO
FINANCIAL STATEMENTS.

24

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Preferred Securities — continued

France — continued

GBP450

Credit Agricole S.A., VAR, 8.125%, 10/26/19

797

400

Electricite de France S.A., VAR, 5.250%, 01/29/23 (e)

424

Orange S.A.,

EUR700

VAR, 4.250%, 02/07/20

858

EUR200

VAR, 5.250%, 02/07/24

263

3,953

Germany — 0.0% (g)

EUR300

Allianz SE, VAR, 4.750%, 10/24/23

398

Italy — 0.2%

EUR 1,400

Intesa Sanpaolo S.p.A., VAR, 8.375%, 10/14/19

1,868

Netherlands — 0.2%

Telefonica Europe B.V.,

EUR400

VAR, 4.200%, 12/04/19

476

EUR100

VAR, 5.875%, 03/31/24

131

EUR700

VAR, 6.500%, 09/18/18

886

EUR100

VAR, 7.625%, 09/18/21

139

1,632

Spain — 0.2%

1,400

Banco Bilbao Vizcaya Argentaria S.A., VAR, 9.000%, 05/09/18

1,526

Sweden — 0.1%

EUR700

Skandinaviska Enskilda Banken AB, VAR, 7.092%, 12/21/17

891

Switzerland — 0.2%

1,190

Credit Suisse Group AG, VAR, 6.250%, 12/18/24 (e)

1,179

EUR220

UBS AG, VAR, 4.280%, 04/15/15

247

1,426

United Kingdom — 1.0%

GBP580

HBOS Capital Funding LP, VAR, 6.461%, 11/30/18

960

1,795

HSBC Holdings plc, VAR, 6.375%, 09/17/24

1,846

GBP 1,000

Legal & General Group plc, VAR, 6.385%, 05/02/17

1,666

1,762

Lloyds Banking Group plc, VAR, 7.500%, 06/27/24

1,846

GBP550

Nationwide Building Society, VAR, 6.875%, 06/20/19

860

GBP 638

Standard Life plc, VAR, 6.750%, 07/12/27

1,157

8,335

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — 1.1%

Bank of America Corp.,

50

Series K, VAR, 8.000%, 01/30/18

53

2,970

Series X, VAR, 6.250%, 09/05/24

3,055

980

Series Z, VAR, 6.500%, 10/23/24

1,039

Citigroup, Inc.,

40

VAR, 5.950%, 01/30/23

41

1,500

Series M, VAR, 6.300%, 05/15/24

1,528

225

Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19

232

1,350

SunTrust Banks, Inc., VAR, 5.625%, 12/15/19

1,377

1,265

Wells Fargo & Co., VAR, 5.875%, 06/15/25

1,332

8,657

Total Preferred Securities (Cost $31,601)

30,755

SHARES

Preferred Stocks — 0.1%

Cayman Islands — 0.0% (g)

—
(h)

XLIT Ltd., Series D, VAR, 3.373%, 03/30/15 ($1,000 par value) @

50

United Kingdom — 0.0% (g)

—
(h)

Royal Bank of Scotland Group plc, 6.350%, 04/01/15 ($25 par value) @

2

—
(h)

Royal Bank of Scotland Group plc, 6.400%, 04/01/15 ($25 par value) @

9

11

United States — 0.1%

1

Ally Financial, Inc., Series G, 7.000%, 04/01/15 (e) @

743

Total Preferred Stocks (Cost $800)

804

PRINCIPAL AMOUNT

U.S. Treasury Obligation — 0.0% (g)

280

U.S. Treasury Bonds, 3.125%, 08/15/44 (m) (Cost $321)

310

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

25

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES

SECURITY DESCRIPTION

VALUE

Short-Term Investment — 4.9%

Investment Company — 4.9%

40,341

JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $40,341)

40,341

Total Investments — 99.2% (Cost $820,407)

813,896

Other Assets in Excess of Liabilities (c) — 0.8%

6,245

NET ASSETS — 100.0%

$
820,141

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS

DESCRIPTION

EXPIRATION DATE

NOTIONAL VALUE AT FEBRUARY 28, 2015

NET UNREALIZED APPRECIATION (DEPRECIATION)

Short Futures Outstanding

(121
)

10 Year U.S. Treasury Note

06/19/15

(15,463
)

(49
)

(12
)

U.S. Long Bond

06/19/15

(1,942
)

6

(23
)

U.S. Ultra Bond

06/19/15

(3,871
)

(10
)

(19
)

Long Gilt

06/26/15

(3,478
)

(5
)

(3
)

Short Gilt

06/26/15

(481
)

—
(h)

(140
)

2 Year U.S. Treasury Note

06/30/15

(30,601
)

(7
)

(429
)

5 Year U.S. Treasury Note

06/30/15

(51,172
)

(108
)

(173
)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT FEBRUARY 28, 2015

NET UNREALIZED APPRECIATION (DEPRECIATION)

615

EUR

Goldman Sachs International

03/16/15

690

688

(2
)

100,941

INR

Deutsche Bank AG†

03/16/15

1,616

1,635

19

376,510

INR

State Street Corp.†

03/16/15

6,067

6,099

32

32,410

MXN

Deutsche Bank AG

03/17/15

2,165

2,169

4

7,430

TRY

Standard Chartered Bank

03/16/15

2,983

2,951

(32
)

3,579

ZAR

Standard Chartered Bank

03/16/15

314

306

(8
)

13,835

13,848

13

SEE NOTES TO FINANCIAL STATEMENTS.

26

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT FEBRUARY 28, 2015

NET UNREALIZED APPRECIATION (DEPRECIATION)

Australia and New Zealand Banking

23,562

AUD

Group Limited

03/16/15

18,381

18,396

(15
)

4,334

AUD

HSBC Bank, N.A.

03/16/15

3,323

3,384

(61
)

Australia and New Zealand Banking

1,083

EUR

Group Limited

03/16/15

1,235

1,211

24

289

EUR

Barclays Bank plc

03/16/15

327

323

4

317

EUR

BNP Paribas

03/16/15

360

355

5

263

EUR

Citibank, N.A.

03/16/15

295

294

1

1,756

EUR

Credit Suisse International

03/16/15

1,988

1,965

23

30,318

EUR

Goldman Sachs International

03/16/15

34,211

33,934

277

96,197

EUR

HSBC Bank, N.A.

03/16/15

109,137

107,666

1,471

1,948

EUR

Morgan Stanley

03/16/15

2,208

2,181

27

156

EUR

Royal Bank of Canada

03/16/15

177

175

2

97

GBP

Barclays Bank plc

03/16/15

149

149

—
(h)

114

GBP

Citibank, N.A.

03/16/15

177

177

—
(h)

243

GBP

Credit Suisse International

03/16/15

373

374

(1
)

89

GBP

Deutsche Bank AG

03/16/15

136

137

(1
)

24,888

GBP

Goldman Sachs International

03/16/15

38,027

38,420

(393
)

1,545

GBP

HSBC Bank, N.A.

03/16/15

2,356

2,385

(29
)

543,902

HUF

Deutsche Bank AG

03/16/15

1,985

2,009

(24
)

2,519,033

HUF

TD Bank Financial Group

03/16/15

9,267

9,303

(36
)

755,009

JPY

Goldman Sachs International

03/16/15

6,440

6,313

127

175,142

JPY

Westpac Banking Corp.

03/16/15

1,462

1,464

(2
)

2,132,037

KRW

Deutsche Bank AG †

03/16/15

1,924

1,935

(11
)

6,324,618

KRW

TD Bank Financial Group †

03/16/15

5,760

5,740

20

86,273

MXN

Deutsche Bank AG

03/17/15

5,744

5,774

(30
)

12,012

MXN

Westpac Banking Corp.

03/17/15

800

803

(3
)

7,430

TRY

Goldman Sachs International

03/16/15

2,961

2,951

10

20,197

ZAR

BNP Paribas

03/16/15

1,691

1,727

(36
)

11,983

ZAR

Goldman Sachs International

03/16/15

1,039

1,025

14

64,250

ZAR

TD Bank Financial Group

03/16/15

5,534

5,495

39

257,467

256,065

1,402

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

27

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

AUD

— Australian Dollar

CDO

— Collateralized Debt Obligation

CLO

— Collateralized Loan Obligation

CMO

— Collateralized Mortgage Obligation

CSMC

— Credit Suisse Mortgage Trust

EUR

— Euro

GBP

— British Pound

GMAC

— General Motors Acceptance Corp.

HUF

— Hungarian Forint

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline
(incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments.
As a result, interest income may be reduced considerably.

IDR

— Indonesian Rupiah

INR

— Indian Rupee

JPY

— Japanese Yen

KRW

— Korean Republic Won

MXN

— Mexican Peso

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC

— Real Estate Mortgage Investment Conduit

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB

— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2015.

TRY

— Turkish Lira

USD

— United States Dollar

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of February 28,
2015.

ZAR

— South African Rand

@

  —  The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2015.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)

— Included in this amount is cash segregated as collateral for futures contracts.

(d)

— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(h)

— Amount rounds to less than one thousand (shares or dollars).

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of February 28, 2015.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(v)

  —  Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of February 28, 2015.

†

— Non-deliverable forward. See Note 2.E. in the Notes to Financial Statements.

^

  —  All or a portion of the security is unsettled as of February 28, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

28

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (Unaudited)

(Amounts in
thousands, except per share amounts)

Global Bond Opportunities Fund

ASSETS:

Investments in non-affiliates, at value

$
773,555

Investments in affiliates, at value

40,341

Total investment securities, at value

813,896

Cash

2,978

Foreign currency, at value

513

Deposits at broker for futures contracts

931

Due from custodian

1,670

Receivables:

Investment securities sold

3,893

Investment securities sold — delayed delivery securities

496

Fund shares sold

6,225

Interest and dividends from non-affiliates

10,061

Dividends from affiliates

1

Tax reclaims

51

Variation margin on futures contracts

140

Unrealized appreciation on forward foreign currency exchange contracts

2,099

Total Assets

842,954

LIABILITIES:

Payables:

Investment securities purchased

20,873

Investment securities purchased — delayed delivery securities

496

Fund shares redeemed

373

Unrealized depreciation on forward foreign currency exchange contracts

684

Accrued liabilities:

Investment advisory fees

202

Administration fees

1

Shareholder servicing fees

73

Distribution fees

12

Custodian and accounting fees

2

Trustees’ and Chief Compliance Officer’s fees

1

Transfer agent fees

22

Other

74

Total Liabilities

22,813

Net Assets

$
820,141

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

29

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

Global Bond Opportunities Fund

NET ASSETS:

Paid-in-Capital

$
812,074

Accumulated undistributed (distributions in excess of) net investment income

(1,559
)

Accumulated net realized gains (losses)

15,032

Net unrealized appreciation (depreciation)

(5,406
)

Total Net Assets

$
820,141

Net Assets:

Class A

$
43,188

Class C

7,818

Class R6

81,957

Select Class

687,178

Total

$
820,141

  Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):

Class A

4,116

Class C

747

Class R6

7,797

Select Class

65,395

Net Asset Value (a):

Class A — Redemption price per share

$
10.49

Class C — Offering price per share (b)

10.47

Class R6 — Offering and redemption price per share

10.51

Select Class — Offering and redemption price per share

10.51

Class A maximum sales charge

3.75
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
10.90

Cost of investments in non-affiliates

$
780,066

Cost of investments in affiliates

40,341

Cost of foreign currency

516

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

30

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

(Amounts in thousands)

Global Bond Opportunities Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
11,415

Dividend income from non-affiliates

15

Dividend income from affiliates

5

Foreign taxes withheld

(28
)

Total investment income

11,407

EXPENSES:

Investment advisory fees

1,412

Administration fees

211

Distribution fees:

Class A

39

Class C

24

Shareholder servicing fees:

Class A

39

Class C

8

Select Class

530

Custodian and accounting fees

52

Interest expense to affiliates

1

Professional fees

63

Trustees’ and Chief Compliance Officer’s fees

3

Printing and mailing costs

18

Registration and filing fees

78

Transfer agent fees

11

Sub-transfer agent fees

46

Other

3

Total expenses

2,538

Less fees waived

(878
)

Less earnings credits

—
(a)

Less expense reimbursements

(3
)

Net expenses

1,657

Net investment income (loss)

9,750

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

(2,845
)

Futures

(1,442
)

Foreign currency transactions

19,482

Net realized gain (loss)

15,195

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

(7,820
)

Futures

(96
)

Foreign currency translations

420

Change in net unrealized appreciation/depreciation

(7,496
)

Net realized/unrealized gains (losses)

7,699

Change in net assets resulting from operations

$
17,449

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

31

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Global Bond Opportunities Fund

Six Months Ended February 28, 2015 (Unaudited)

Year Ended August 31, 2014

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
9,750

$
3,864

Net realized gain (loss)

15,195

647

Change in net unrealized appreciation/depreciation

(7,496
)

1,972

Change in net assets resulting from operations

17,449

6,483

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(705
)

(301
)

From net realized gains

(22
)

(3
)

Class C

From net investment income

(144
)

(45
)

From net realized gains

(4
)

—
(a)

Class R6

From net investment income

(1,038
)

(1,350
)

From net realized gains

(29
)

(182
)

Select Class

From net investment income

(10,298
)

(1,792
)

From net realized gains

(308
)

(155
)

Total distributions to shareholders

(12,548
)

(3,828
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

611,282

174,263

NET ASSETS:

Change in net assets

616,183

176,918

Beginning of period

203,958

27,040

End of period

$
820,141

$
203,958

Accumulated undistributed (distributions in excess of) net investment income

$
(1,559
)

$
876

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

32

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

Global Bond Opportunities Fund

Six Months Ended February 28, 2015 (Unaudited)

Year Ended August 31, 2014

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
29,590

$
28,400

Distributions reinvested

717

302

Cost of shares redeemed

(6,220
)

(9,849
)

Change in net assets resulting from Class A capital transactions

$
24,087

$
18,853

Class C

Proceeds from shares issued

$
3,901

$
4,696

Distributions reinvested

135

45

Cost of shares redeemed

(912
)

(79
)

Change in net assets resulting from Class C capital transactions

$
3,124

$
4,662

Class R6

Proceeds from shares issued

$
33,702

$
47,058

Distributions reinvested

939

1,532

Cost of shares redeemed

(25
)

(2,594
)

Change in net assets resulting from Class R6 capital transactions

$
34,616

$
45,996

Select Class

Proceeds from shares issued

$
638,609

$
137,196

Distributions reinvested

1,662

1,437

Cost of shares redeemed

(90,816
)

(33,881
)

Change in net assets resulting from Select Class capital transactions

$
549,455

$
104,752

Total change in net assets resulting from capital transactions

$
611,282

$
174,263

SHARE TRANSACTIONS:

Class A

Issued

2,840

2,695

Reinvested

70

29

Redeemed

(599
)

(939
)

Change in Class A Shares

2,311

1,785

Class C

Issued

375

445

Reinvested

13

4

Redeemed

(88
)

(7
)

Change in Class C Shares

300

442

Class R6

Issued

3,253

4,547

Reinvested

91

146

Redeemed

(2
)

(243
)

Change in Class R6 Shares

3,342

4,450

Select Class

Issued

61,457

12,949

Reinvested

161

137

Redeemed

(8,741
)

(3,186
)

Change in Select Class Shares

52,877

9,900

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Global Bond Opportunities Fund

Class A

Six Months Ended February 28, 2015 (Unaudited)

$
10.60

$
0.19
(f)

$
(0.07
)

$
0.12

$
(0.22
)

$
(0.01
)

$
(0.23
)

Year Ended August 31, 2014

10.20

0.42
(f)

0.38

0.80

(0.35
)

(0.05
)

(0.40
)

September 4, 2012 (h) through August 31, 2013

10.00

0.45

0.16

0.61

(0.41
)

—

(0.41
)

Class C

Six Months Ended February 28, 2015 (Unaudited)

10.59

0.17
(f)

(0.07
)

0.10

(0.21
)

(0.01
)

(0.22
)

Year Ended August 31, 2014

10.21

0.37
(f)

0.39

0.76

(0.33
)

(0.05
)

(0.38
)

September 4, 2012 (h) through August 31, 2013

10.00

0.44

0.14

0.58

(0.37
)

—

(0.37
)

Class R6

Six Months Ended February 28, 2015 (Unaudited)

10.61

0.20
(f)

(0.06
)

0.14

(0.23
)

(0.01
)

(0.24
)

Year Ended August 31, 2014

10.21

0.48
(f)

0.36

0.84

(0.39
)

(0.05
)

(0.44
)

September 4, 2012 (h) through August 31, 2013

10.00

0.52

0.14

0.66

(0.45
)

—

(0.45
)

Select Class

Six Months Ended February 28, 2015 (Unaudited)

10.61

0.20
(f)

(0.06
)

0.14

(0.23
)

(0.01
)

(0.24
)

Year Ended August 31, 2014

10.21

0.45
(f)

0.37

0.82

(0.37
)

(0.05
)

(0.42
)

September 4, 2012 (h) through August 31, 2013

10.00

0.50

0.14

0.64

(0.43
)

—

(0.43
)

(a)
Annualized for periods less than one year, unless otherwise noted.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Calculated based upon average shares outstanding.

(g)
Certain non-recurring expenses incurred by the Fund were not annualized for the year ended August 31, 2014 and for the period ended August 31, 2013.

(h)
Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

34

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period (000’s)

Net expenses (d)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

Portfolio turnover rate (b)(e)

$
10.49

1.13
%

$
43,188

0.89
%

3.61
%

1.31
%

52
%

10.60

8.01

19,131

0.89
(g)

4.01
(g)

1.49
(g)

77

10.20

6.12

203

0.90
(g)

4.66
(g)

2.41
(g)

117

10.47

0.92

7,818

1.29

3.21

1.81

52

10.59

7.55

4,727

1.29
(g)

3.49
(g)

1.98
(g)

77

10.21

5.77

53

1.30
(g)

4.30
(g)

2.54
(g)

117

10.51

1.35

81,957

0.48

3.95

0.74

52

10.61

8.38

47,277

0.49
(g)

4.53
(g)

1.00
(g)

77

10.21

6.58

53

0.50
(g)

5.10
(g)

1.55
(g)

117

10.51

1.31

687,178

0.64

3.80

0.98

52

10.61

8.22

132,823

0.64
(g)

4.30
(g)

1.26
(g)

77

10.21

6.43

26,731

0.65
(g)

4.95
(g)

1.80
(g)

117

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

35

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

1.
Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a
Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Global Bond Opportunities Fund

Class A, Class C, Class R6 and Select Class

Non-Diversified

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the
Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the
Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing
Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at February 28, 2015.

36

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that
are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level
within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the
Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

  Level 3
Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Asset-Backed Securities

Cayman Islands

$
—

$
5,694

$
250

$
5,944

Ireland

—

—

785

785

Italy

—

99

—

99

United States

—

2,814

33,729

36,543

Total Asset-Backed Securities

—

8,607

34,764

43,371

Collateralized Mortgage Obligations

Agency CMO

United States

—

15,989

—

15,989

Non-Agency CMO

Italy

—

—

129

129

Spain

—

153

—

153

United States

—

31,040

100

31,140

Total Collateralized Mortgage Obligations

—

47,182

229

47,411

Commercial Mortgage-Backed Securities

Cayman Islands

—

254

111

365

United States

—

20,074

10,698

30,772

Total Commercial Mortgage-Backed Securities

—

20,328

10,809

31,137

Convertible Bonds

Netherlands

—

1,711

—

1,711

United Kingdom

—

204

—

204

United States

—

17,299

—

17,299

Total Convertible Bonds

—

19,214

—

19,214

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

37

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

Level 1 Quoted prices

Level 2 Other significant observable inputs

  Level 3
Significant unobservable inputs

Total

Corporate Bonds

Argentina

$
—

$
1,624

$
—

$
1,624

Australia

—

306

—

306

Austria

—

308

—

308

Bahamas

—

132

—

132

Belgium

—

1,203

—

1,203

Bermuda

—

839

—

839

Canada

—

11,364

—

11,364

Cayman Islands

—

4,152

—

4,152

Chile

—

6,306

—

6,306

Croatia

—

1,985

—

1,985

Denmark

—

321

—

321

France

—

15,951

—

15,951

Germany

—

14,772

—

14,772

Hong Kong

—

4,812

—

4,812

India

—

3,897

—

3,897

Indonesia

—

2,509

—

2,509

Ireland

—

6,740

—

6,740

Israel

—

4,761

—

4,761

Italy

—

12,652

—

12,652

Japan

—

203

—

203

Luxembourg

—

31,112

—

31,112

Mexico

—

4,857

—

4,857

Morocco

—

2,737

—

2,737

Netherlands

—

14,329

—

14,329

Norway

—

1,598

—

1,598

Peru

—

992

—

992

Singapore

—

209

—

209

South Korea

—

3,892

—

3,892

Spain

—

2,068

—

2,068

Sri Lanka

—

244

—

244

Sweden

—

3,152

—

3,152

Switzerland

—

9,979

—

9,979

Turkey

—

5,783

—

5,783

United Arab Emirates

—

889

—

889

United Kingdom

—

31,877

—

31,877

United States

—

232,210

155

232,365

Total Corporate Bonds

—

440,765

155

440,920

Foreign Government Securities

—

125,795

—

125,795

Preferred Securities

Belgium

—

475

—

475

Denmark

—

1,594

—

1,594

France

—

3,953

—

3,953

Germany

—

398

—

398

Italy

—

1,868

—

1,868

Netherlands

—

1,632

—

1,632

Spain

—

1,526

—

1,526

Sweden

—

891

—

891

Switzerland

—

1,426

—

1,426

United Kingdom

—

8,335

—

8,335

United States

—

8,657

—

8,657

Total Preferred Securities

—

30,755

—

30,755

38

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

Level 1 Quoted prices

Level 2 Other significant observable inputs

  Level 3
Significant unobservable inputs

Total

Preferred Stocks

Cayman Islands

$
—

$
50

$
—

$
50

United Kingdom

11

—

—

11

United States

—

743

—

743

Total Preferred Stocks

11

793

—

804

Loan Assignments

Canada

—

144

—

144

Luxembourg

—

242

—

242

Singapore

—

498

—

498

United States

—

32,954

—

32,954

Total Loan Assignments

—

33,838

—

33,838

U.S. Treasury Obligation

—

310

—

310

Short-Term Investment

Investment Company

$
40,341

$
—

$
—

$
40,341

Total Investments in Securities

$
40,352

$
727,587

$
45,957

$
813,896

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
2,099

$
—

$
2,099

Futures Contracts

6

—

—

6

Total Appreciation in Other Financial Instruments

$
6

$
2,099

$
—

$
2,105

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
(684
)

$
—

$
(684
)

Futures Contracts

(179
)

—

—

(179
)

Total Depreciation in Other Financial Instruments

$
(179
)

$
(684
)

$
—

$
(863
)

There were no transfers between Levels 1 and 2 during the six months ended February 28, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Balance as of August 31, 2014

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net accretion (amortization)

Purchases[1]

Sales[2]

Transfers into Level 3

Transfers out of Level 3

Balance as of February 28, 2015

Investments in Securities

Asset-Backed Securities — Cayman Islands

$
250

$
—

$
—

$
—

$
—

$
—

$
—

$
—

$
250

Asset-Backed Securities — Ireland

—

—

—

—

785

—

—

—

785

Asset-Backed Securities — United States

8,916

(2
)

(56
)

12

27,592

(2,733
)

—

—

33,729

Collateralized Mortgage Obligations — Non-Agency CMO — Italy

149

—

(20
)

—

—

—

—

—

129

Collateralized Mortgage Obligations —Non-Agency CMO — United States

101

—

(1
)

—
(a)

—

—

—

—

100

Commercial Mortgage-Backed Securities — Cayman Islands

112

—

(1
)

—

—

—

—

—

111

Commercial Mortgage-Backed Securities — United States

1,488

—

2

1

9,438

—

—

(231
)

10,698

Corporate Bonds — United States

160

—

(1
)

(1
)

—

(3
)

—

—

155

$
11,176

$
(2
)

$
(77
)

$
12

$
37,815

$
(2,736
)

$
—

$
(231
)

$
45,957

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

39

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(a)
Amount rounds to less than $1,000.

1
Purchases include all purchases of securities and securities received in corporate actions.

2
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Level 2 and Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(36,000). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

Fair Value at February 28, 2015

Valuation Technique(s)

Unobservable Input

Range (Weighted Average)

$
26,707

Discounted Cash Flow

Constant Prepayment Rate

0.00% - 16.50% (1.13%)

Constant Default Rate

0.00% - 35.00% (12.72%)

Yield (Discount Rate of Cash Flows)

2.53% - 6.31% (4.18%)

Asset-Backed Securities

26,707

229

Discounted Cash Flow

Constant Prepayment Rate

0.00% - 3.20% (1.80%)

Constant Default Rate

0.50% - 50.00% (22.14%)

Yield (Discount Rate of Cash Flows)

1.02% - 3.82% (2.24%)

Collateralized Mortgage Obligations

229

10,559

Discounted Cash Flow

Yield (Discount Rate of Cash Flows)

2.62% - 10.21% (5.37%)

Commercial Mortgage-Backed Securities

10,559

Total

$
37,495

#
The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $8,462,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA
Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities
held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities
Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2015, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the
Securities Act.

The value and percentage of net assets of illiquid securities as of February 28, 2015 was approximately $1,114 and 0.1%, respectively.

C. Loan Assignments — The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate
Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. In addition, loan

40

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Futures Contracts — The Fund uses treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the
underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and
Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the
volume of the Fund’s futures contracts activity during the six months ended February 28, 2015 (amounts in thousands):

Futures Contracts:

Average Notional Balance Long

$
29,513
(a)

Average Notional Balance Short

77,370

Ending Notional Balance Long

—

Ending Notional Balance Short

107,008

(a)
For the period from September 1, 2014 to December 31, 2014.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

E. Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed, or if a forward currency contract is offset by entering into another forward currency contract with the same counterparty upon settlement of net realized gain or loss.

As of February 28, 2015, the Fund did not receive or post
collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the six months ended February 28, 2015 (amounts in thousands):

Forward Foreign Currency Exchange Contracts:

Average Settlement Value Purchased

$
21,562

Average Settlement Value Sold

177,954

Ending Settlement Value Purchased

13,835

Ending Settlement Value Sold

257,467

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

41

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

F. Summary of Derivatives Information — The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities (amounts in thousands):

Derivative Contracts

Statement of Assets and Liabilities Location

Gross Assets:

Futures Contracts (a)

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

Receivables, Net Assets — Unrealized Appreciation

$
6

$
—

$
6

Foreign exchange contracts

Receivables

—

2,099

2,099

Total

$
6

$
2,099

$
2,105

Gross Liabilities:

Interest rate contracts

Payables, Net Assets — Unrealized Depreciation

$
(179
)

$
—

$
(179
)

Foreign exchange contracts

Payables

—

(684
)

(684
)

Total

$
(179
)

$
(684
)

$
(863
)

(a)
This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers.

The Fund is party to various derivative contracts governed by
International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2015 (amounts in thousands):

Counterparty

Gross Amount of Derivative Assets Presented on the Statement
of Assets and Liabilities (a)

Derivatives Available for Offset

Collateral Received

Net Amount Due From Counterparty (not less than zero)

Australia and New Zealand Banking Group Limited

$
24

$
(15
)

$
—

$
9

Barclays Bank plc

4

—
(d)

—

4

BNP Paribas

5

(5
)

—

—

Citibank, N.A.

1

—
(d)

—

1

Credit Suisse International

23

(1
)

—

22

Deutsche Bank AG

23

(23
)

—

—

Goldman Sachs International

428

(395
)

—

33

HSBC Bank, N.A.

1,471

(90
)

—

1,381

Morgan Stanley

27

—

—

27

Royal Bank of Canada

2

—

—

2

State Street Corp.

32

—

—

32

TD Bank Financial Group

59

(36
)

—

23

Exchange Traded Futures & Options Contracts (b)

6
(c)

—

—

6

Total

$
2,105

$
(565
)

$
—

$
1,540

42

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

Counterparty

Gross Amount of Derivative Liabilities Presented on the Statement
of Assets and Liabilities (a)

Derivatives Available for Offset

Collateral Posted

Net Amount Due To Counterparty (not less than zero)

Australia and New Zealand Banking Group Limited

$
15

$
(15
)

$
—

$
—

Barclays Bank plc

—
(d)

—
(d)

—

—

BNP Paribas

36

(5
)

—

31

Citibank, N.A.

—
(d)

—
(d)

—

—

Credit Suisse International

1

(1
)

—

—

Deutsche Bank AG

66

(23
)

—

43

Goldman Sachs International

395

(395
)

—

—

HSBC Bank, N.A.

90

(90
)

—

—

Standard Chartered Bank

40

—

—

40

TD Bank Financial Group

36

(36
)

—

—

Westpac Banking Corp.

5

—

—

5

Exchange Traded Futures & Options Contracts (b)

179
(c)

—

—

179

Total

$
863

$
(565
)

$
—

$
298

(a)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.

(b)
These derivatives are not subject to master netting arrangements.

(c)
A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers for futures contracts.

(d)
Amount rounds to less than $1,000.

The following
tables present the effect of derivatives on the Statement of Operations for the six months ended February 28, 2015, by primary underlying risk exposure (amounts in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized on Statement of Operations

Derivative Contracts

Futures Contracts

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

$
(1,442
)

$
—

$
(1,442
)

Foreign exchange contracts

—

19,929

19,929

Total

$
(1,442
)

$
19,929

$
18,487

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statement of
Operations

Derivative Contracts

Futures Contracts

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

$
(96
)

$
—

$
(96
)

Foreign exchange contracts

—

540

540

Total

$
(96
)

$
540

$
444

The Fund’s derivatives contracts held at February 28, 2015 are not accounted for as hedging instruments under GAAP.

G. When Issued Securities and Forward Commitments — The Fund may purchase when issued securities, including To Be Announced
(“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Fund’s policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

43

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

H. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes
(due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Sub-transfer agent
fees are class-specific expenses. The amount of the Sub-transfer agent fees charged to each class of the Fund for the six months ended February 28, 2015 are as follows (amounts in thousands):

Class

Amount

Class A Shares

$
13

Class C Shares

3

Select Shares

30

K. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The
Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or
“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note
3.F.

44

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2015, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator,
JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement,
JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board has adopted a
Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In
addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived.
For the six months ended February 28, 2015, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$8

$
—
(a)

(a)
Amounts rounds to less than $1,000.

D. Shareholder
Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Select
Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

0.90
%

1.30
%

0.50
%

0.65
%

The expense limitation agreement was in effect for the six months ended February 28, 2015 and is in place until at least
December 31, 2015.

For the six months ended February 28, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

Investment Advisory

Administration

Shareholder Servicing

Total

Contractual Reimbursements

$
374

$
197

$
274

$
845

$
3

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

45

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended February 28, 2015 were approximately $33,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the
Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2015, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended February 28, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six
months ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)

Sales (excluding U.S. Government)

Purchases of U.S. Government

  Sales
of U.S. Government

$836,867

$
254,979

$
321

$
—

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

  Aggregate
Cost

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation (Depreciation)

$
820,407

$
9,605

$
16,116

$
(6,511
)

At August 31, 2014, the Fund did not have any capital loss carryforwards.

6. Borrowings

The Fund relies upon an
exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.
The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in
Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement,
JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the six months then ended.

Interest expense paid, if any,
as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statement of Operations.

46

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Adviser or an affiliate may from time to time exercise discretion on behalf of certain of their clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

Since the
Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

The Fund may have elements of risk not typically associated with investments in the United
States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S.
securities.

As of February 28, 2015, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund is subject
to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as forward foreign currency exchange contracts and TBA securities.

The Fund is subject to risks associated with
securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

As of
February 28, 2015, the Fund had the following country allocations representing greater than 10% of the Fund’s total investments:

United States

50.0
%

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

47

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1,
2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value September 1, 2014

Ending Account Value February 28, 2015

Expenses Paid During the Period*

Annualized Expense Ratio

Global Bond Opportunities Fund

Class A

Actual

$
1,000.00

$
1,011.30

$
4.44

0.89
%

Hypothetical

1,000.00

1,020.38

4.46

0.89

Class C

Actual

1,000.00

1,009.20

6.43

1.29

Hypothetical

1,000.00

1,018.40

6.46

1.29

Class R6

Actual

1,000.00

1,013.50

2.40

0.48

Hypothetical

1,000.00

1,022.41

2.41

0.48

Select Class

Actual

1,000.00

1,013.10

3.19

0.64

Hypothetical

1,000.00

1,021.62

3.21

0.64

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and
Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the
SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent
12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2015. All rights reserved. February 2015.

SAN-GBO-215

Semi-Annual Report

J.P. Morgan Income Funds

February 28, 2015 (Unaudited)

JPMorgan Floating Rate Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

As the U.S. economy continued on a path of steady growth driven by low interest rates, falling oil prices and healthy corporate earnings, other developed markets stumbled. During the six months ended
February 28, 2015, the U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by ceasing its billion-dollar monthly bond buying program in October and by indicating it may raise interest rates by mid-2015. The same month, the Bank of Japan responded to negative economic growth with a surprise package of massive stimulus. The European Central Bank (ECB) also took action, reinforcing its bond-buying program to stave off the threat of a deflationary spiral.

 “By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the six month reporting period. U.S. gross domestic product jumped 5.0% in the three months ended
October 31 and rose 2.2% in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the six month period and the unemployment rate fell to pre-financial crisis levels of 5.5% in February 2015.
Despite the improving economy, inflationary pressure was negligible, mostly due to a sharp decline in global oil prices. Even excluding energy and food, monthly consumer prices never rose above 0.2% during the six months ended February 28,
2015.

U.S. growth amid investor worries about the global economy drove demand for the perceived safe haven of U.S. markets. The strengthening
U.S. dollar combined with extremely low yields on sovereign debt of industrialized nations added to the attraction of U.S. Treasury bonds. Yields, which move in the opposite direction of prices, fell 15.9% on 30-year Treasury bonds and 14.9% on
10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through record highs several times during the period. For the six months ended February 28, 2015, the

Barclays U.S. Aggregate Index returned 2.3% and the Standard & Poor’s 500 Index returned 6.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. After cutting its deposit rate to negative 0.1% in June, the central bank made a widely anticipated decision in January to expand its program of bond purchases to stimulate lending. While growth remained weak, there were signs of improvement as euro zone gross domestic product (GDP) rose to 0.3% in the final three months of 2014. However, monthly inflation data remained below the ECB’s target of just under 2.0%.

Adding to investor uncertainty in the European Union (EU), voters in Greece installed the anti-austerity Syriza Party in government in January. The move raised questions about the possibility of Greece exiting the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce took hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices generally higher during the six months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%,
China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The past six months were marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life, even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the six month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the long-term impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp reminder of the soundness of an investment approach that is both broad and patient.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

1

CEO’S LETTER

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

2

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28,
2015 (Unaudited)

Reporting Period Return:

Fund (Select Class Shares)*

0.01%

Credit Suisse Leveraged Loan Index

0.77%

Barclays U.S. Aggregate Index

5.05%

Net Assets as of 2/28/2015 (In Thousands)

$
2,778,779

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally performed well during the six month period. Equity prices as measured by the Standard & Poor’s 500 Index reached new closing highs in every month except January 2015. Meanwhile, U.S. bond markets produced generally positive returns amid a low-inflation, low-interest rate environment. U.S. interest rates steadily declined during the reporting period amid weaker-than-expected domestic growth. Economic weakness in Europe and Japan, geopolitical tensions, a stronger dollar and falling prices for commodities —
notably crude oil — drove investors to buy U.S. Treasury securities as a safe haven.

Among other sectors of the bond market, debt securities
of longer duration and lower credit quality generally outperformed shorter maturity and higher rated securities as investors sought higher yields. However, high yield bonds (also known as “junk bonds”) underperformed other sectors, partly due to concerns that falling oil prices would hurt the bonds of energy sector companies, which make up a significant portion of high yield issuance.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s (Select Class Shares)
underperformance relative to the Credit Suisse Leveraged Loan Index (the “Benchmark”) for

the six months ended February 28, 2015 was driven by its overweight position and security selection in the energy and utilities sectors. The Fund’s overweight position in the food and drug sector and security selection in the metals/minerals sector made positive contributions to relative performance.

HOW WAS THE FUND
POSITIONED?

During the reporting period, the Fund was overweight relative to the Benchmark in BBB, single B and Non-Rated sectors and generally underweight in sectors rated BB and CCC. The Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period. The Fund’s managers continued to focus on companies with improving fundamentals with the potential for attractive yields.

PORTFOLIO COMPOSITION***

Loan Assignments

84.3
%

Corporate Bonds

13.0

Others (each less than 1.0%)

0.5

Short-Term Investment

2.2

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

3

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

  AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28,
2015

INCEPTION DATE OF CLASS

6 MONTH*

1 YEAR

3 YEAR

SINCE INCEPTION

CLASS A SHARES

June 1, 2011

Without Sales Charge

(0.05
)%

1.07
%

4.43
%

3.68
%

With Sales Charge**

(2.29
)

(1.17
)

3.12

2.63

CLASS C SHARES

June 1, 2011

Without CDSC

(0.37
)

0.51

3.86

3.16

With CDSC***

(1.37
)

(0.49
)

3.86

3.16

CLASS R6 SHARES

October 31, 2013

0.07

1.28

4.71

3.97

SELECT CLASS SHARES

June 1, 2011

0.01

1.27

4.66

3.93

*

Not annualized.

**

Sales Charge for Class A Shares is 2.25%. Prior to January 2, 2014, the sales charge was 3.75%.

***

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/11 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced
operations on June 1, 2011.

Returns for Class R6 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Barclays U.S. Aggregate
Index and the Lipper Loan Participation Funds Index from June 1, 2011 to February 28, 2015. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the

Lipper Loan Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date.
Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — 12.7%

Consumer Discretionary — 2.1%

Auto Components — 0.1%

1,168

Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)

1,242

Automobiles — 0.3%

4,225

FCA U.S. LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19

4,464

3,417

Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)

3,562

8,026

Hotels, Restaurants & Leisure — 0.2%

4,400

MTR Gaming Group, Inc., 11.500%, 08/01/19

4,774

Household Durables — 0.9%

4,250

Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)

4,441

Lennar Corp.,

1,350

4.500%, 06/15/19

1,391

6,323

Series B, 12.250%, 06/01/17

7,524

4,448

M/I Homes, Inc., 8.625%, 11/15/18

4,593

Standard Pacific Corp.,

3,150

8.375%, 05/15/18

3,607

2,702

10.750%, 09/15/16

3,026

24,582

Media — 0.3%

5,856

DISH DBS Corp., 7.875%, 09/01/19

6,610

2,000

Univision Communications, Inc., 7.875%, 11/01/20 (e)

2,147

8,757

Specialty Retail — 0.3%

Claire’s Stores, Inc.,

1,872

6.125%, 03/15/20 (e)

1,629

8,128

9.000%, 03/15/19 (e)

7,630

9,259

Total Consumer Discretionary

56,640

Consumer Staples — 0.2%

Food & Staples Retailing — 0.1%

2,800

Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17

2,926

Food Products — 0.1%

2,777

Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)

2,912

Total Consumer Staples

5,838

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Energy — 2.2%

Energy Equipment & Services — 0.6%

6,070

Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)

3,688

1,869

Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)

1,705

5,359

PHI, Inc., 5.250%, 03/15/19

4,877

5,980

SESI LLC, 7.125%, 12/15/21

5,995

16,265

Oil, Gas & Consumable Fuels — 1.6%

Chesapeake Energy Corp.,

3,000

3.250%, 03/15/16

2,996

12,964

VAR, 3.503%, 04/15/19

12,737

Energy XXI Gulf Coast, Inc.,

1,435

7.750%, 06/15/19

761

2,000

9.250%, 12/15/17

1,440

EP Energy LLC/Everest Acquisition Finance, Inc.,

4,500

6.875%, 05/01/19

4,613

3,000

9.375%, 05/01/20

3,202

NOK 11,000

Exmar Netherlands B.V., (Netherlands), VAR, 5.950%, 07/07/17

1,438

1,700

Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)

1,772

2,925

Sabine Oil & Gas Corp., 9.750%, 02/15/17

1,346

4,157

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)

3,596

6,018

Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)

5,837

5,500

WPX Energy, Inc., 5.250%, 01/15/17

5,610

45,348

Total Energy

61,613

Health Care — 1.6%

Health Care Equipment & Supplies — 0.6%

2,425

ConvaTec Finance International S.A., (Luxembourg), 8.250% (cash), 01/15/19 (e) (v)

2,456

14,577

ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)

15,378

17,834

Health Care Providers & Services — 0.4%

890

National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)

918

Tenet Healthcare Corp.,

4,383

6.000%, 10/01/20

4,766

3,660

8.000%, 08/01/20

3,880

9,564

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUND

5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Pharmaceuticals — 0.6%

1,100

Endo Finance LLC/Endo Finco, Inc., 7.000%, 07/15/19 (e)

1,158

Valeant Pharmaceuticals International, Inc., (Canada),

10,449

6.750%, 08/15/18 (e)

11,102

4,000

7.000%, 10/01/20 (e)

4,200

16,460

Total Health Care

43,858

Industrials — 2.2%

Aerospace & Defense — 0.3%

Bombardier, Inc., (Canada),

3,648

4.750%, 04/15/19 (e)

3,557

3,500

7.500%, 03/15/18 (e)

3,727

7,284

Air Freight & Logistics — 0.2%

5,281

CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)

4,621

1,393

XPO Logistics, Inc., 7.875%, 09/01/19 (e)

1,481

6,102

Airlines — 0.3%

598

Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18

632

3,245

Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19

3,602

1,247

Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)

1,384

3,648

Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18

3,867

9,485

Commercial Services & Supplies — 1.0%

8,950

ADT Corp. (The), 4.125%, 04/15/19

9,073

18,115

ILFC E-Capital Trust I, VAR, 4.370%, 12/21/65 (e)

17,119

266

R.R. Donnelley & Sons Co., 7.250%, 05/15/18

296

26,488

Industrial Conglomerates — 0.2%

4,730

J.M. Huber Corp., 9.875%, 11/01/19 (e)

5,156

Machinery — 0.2%

5,200

Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)

4,472

Marine — 0.0% (g)

1,437

Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)

1,466

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Road & Rail — 0.0% (g)

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

518

9.750%, 03/15/20

565

903

VAR, 3.012%, 12/01/17

907

1,472

Total Industrials

61,925

Information Technology — 0.5%

Communications Equipment — 0.3%

9,600

Avaya, Inc., 7.000%, 04/01/19 (e)

9,696

Semiconductors & Semiconductor Equipment — 0.2%

4,355

Advanced Micro Devices, Inc., 6.750%, 03/01/19

4,322

Total Information Technology

14,018

Materials — 2.2%

Chemicals — 0.7%

5,325

Ashland, Inc., 3.000%, 03/15/16

5,385

INEOS Group Holdings S.A., (Luxembourg),

1,713

5.875%, 02/15/19 (e)

1,730

3,000

6.125%, 08/15/18 (e)

3,045

8,000

PolyOne Corp., 7.375%, 09/15/20

8,490

1,000

Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)

965

19,615

Construction Materials — 1.0%

Cemex S.A.B. de C.V., (Mexico),

22,365

VAR, 5.003%, 10/15/18 (e)

23,316

5,000

VAR, 5.257%, 09/30/15 (e)

5,012

28,328

Containers & Packaging — 0.2%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,

4,750

8.500%, 05/15/18

4,899

2,000

9.000%, 04/15/19

2,095

6,994

Metals & Mining — 0.3%

1,000

Aleris International, Inc., 7.625%, 02/15/18

995

5,000

ArcelorMittal, (Luxembourg), 10.600%, 06/01/19

6,175

7,170

Total Materials

62,107

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Telecommunication Services — 1.0%

Diversified Telecommunication Services — 1.0%

CCO Holdings LLC/CCO Holdings Capital Corp.,

1,602

7.375%, 06/01/20

1,714

4,557

8.125%, 04/30/20

4,779

204

Cincinnati Bell, Inc., 8.750%, 03/15/18

209

500

Frontier Communications Corp., 8.125%, 10/01/18

569

Intelsat Jackson Holdings S.A., (Luxembourg),

2,092

7.250%, 04/01/19

2,165

1,000

7.250%, 10/15/20

1,040

3,375

Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18

3,316

Level 3 Financing, Inc.,

2,415

8.125%, 07/01/19

2,557

3,635

VAR, 3.826%, 01/15/18

3,681

3,022

PAETEC Holding Corp., 9.875%, 12/01/18

3,188

EUR 3,390

Wind Acquisition Finance S.A., (Luxembourg), VAR, 4.071%, 07/15/20 (e)

3,783

Total Telecommunication Services

27,001

Utilities — 0.7%

Independent Power & Renewable Electricity Producers — 0.7%

13,000

AES Corp., VAR, 3.262%, 06/01/19

12,805

GenOn Energy, Inc.,

4,000

7.875%, 06/15/17

4,020

3,000

9.875%, 10/15/20

3,045

Total Utilities

19,870

Total Corporate Bonds (Cost $360,610)

352,870

SHARES

Preferred Stock — 0.5%

Financials — 0.5%

Insurance — 0.5%

16

XLIT Ltd., (Cayman Islands), Series D, VAR, 3.373%, 03/30/15 ($1,000 par value) @ (Cost $13,587)

13,634

PRINCIPAL AMOUNT

Loan Assignments — 82.4%

Consumer Discretionary — 22.6%

Auto Components — 1.1%

24,172

CS Intermediate HoldCo 2 LLC, Term Loan, VAR, 4.000%, 04/04/21

24,029

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Auto Components — continued

6,243

Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21

6,238

30,267

Automobiles — 1.3%

11,507

Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17

11,500

24,480

Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18

24,415

35,915

Distributors — 0.1%

3,613

VWR Funding, Inc., New USD Term Loan, VAR, 3.420%, 04/03/17

3,607

Diversified Consumer Services — 0.5%

13,925

Spin Holdco, Inc., New Initial 1st Lien Term Loan, VAR, 4.250%, 11/14/19 ^

13,816

Hotels, Restaurants & Leisure — 5.5%

13,768

American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19

13,768

12,750

CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20

12,543

2,783

Dave & Buster’s Entertainment, Inc., 1st Lien Term Loan, VAR, 4.250%, 07/25/20

2,783

3,503

Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19

3,520

8,173

Golden Nugget, Inc. Closing Date Facility, Term Loan, VAR, 5.500%, 11/21/19

8,214

9,982

Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20

9,974

21,136

Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20

21,189

13,562

Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18

13,572

15,254

MGM Resorts International, Term Loan B, VAR, 3.500%, 12/20/19 ^

15,193

10,073

Scientific Games International, Inc., Term Loan, VAR, 6.000%, 10/18/20 ^

10,049

21,138

Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19

21,164

19,893

Station Casinos LLC, 1st Lien Term Loan, VAR, 4.250%, 03/02/20

19,868

151,837

Household Durables — 0.4%

4,671

Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20

4,648

3,867

Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20

3,858

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Household Durables — continued

2,437

WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20

2,424

10,930

Internet & Catalog Retail — 0.1%

4,164

Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.50%, 01/30/17

3,977

Leisure Products — 1.3%

28,575

Delta 2 Sarl, Facility B3, VAR, 4.750%, 07/30/21

28,432

7,180

FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19

6,911

35,343

Media — 7.0%

246

DigitalGlobe, Inc., Term Loan B, VAR, 3.750%, 01/31/20

245

26,461

iHeartCommunications, Inc., Term Loan D, VAR, 6.922%, 01/30/19

25,311

2,795

iHeartCommunications, Inc., Term Loan E, VAR, 7.670%, 07/30/19

2,702

10,906

Interactive Data Corp., 1st Lien Term Loan, VAR, 4.750%, 05/02/21 ^

10,933

8,890

Media General, Inc., Term Loan B, VAR, 4.250%, 07/31/20

8,910

3,638

Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20

3,626

4,392

MTL Publishing LLC, Term B Loan, VAR, 3.750%, 06/29/18

4,381

7,129

NEP/NCP Holdco Inc., Amendment No. 3 Incremental Term Loan (First Lien), VAR, 4.250%, 01/22/20

6,817

4,126

Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20

4,112

7,541

Numericable Group S.A., Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20

7,550

6,524

Numericable Group S.A., Tranche B-2 Term Loan, VAR, 4.500%, 05/21/20

6,532

7,486

NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21

7,477

3,582

Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16

3,579

35,161

Tribune Co., Term Loan, VAR, 4.000%, 12/27/20

35,117

780

TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17

772

30,110

Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20

30,032

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Media — continued

6,894

Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20

6,879

1,968

Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (d) (i)

1

1,247

Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21

1,244

29,427

WMG Acquisition Corp., Refinancing, VAR, 3.750%, 07/01/20

28,844

195,064

Multiline Retail — 2.1%

35,774

J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18

35,478

23,752

Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20

23,544

59,022

Specialty Retail — 2.0%

40,103

J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21

37,757

4,590

Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19

4,560

6,107

Petsmart, Inc., Term Loan B, VAR, 02/09/22 ^

6,148

7,730

Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19

7,715

56,180

Textiles, Apparel & Luxury Goods — 1.2%

6,505

Cole Haan LLC, Term Loan, VAR, 5.000%, 01/31/20

6,185

21,945

Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21

20,902

4,975

Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19

4,708

31,795

Total Consumer Discretionary

627,753

Consumer Staples — 11.6%

Food & Staples Retailing — 6.8%

7,975

AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17

7,965

18,000

Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21

18,152

51,072

New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21

50,983

36,422

New Albertsons, Inc., Term Loan B2, VAR, 5.375%, 03/21/19 ^

36,627

20,000

Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.880%, 06/21/21

20,056

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Food & Staples Retailing — continued

54,857

SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 ^

54,925

188,708

Food Products — 4.4%

18,399

Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18 ^

18,353

22,674

H.J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20 ^

22,692

20,303

Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21

20,328

14,302

Hostess Brands LLC, Term B Loan, VAR, 6.750%, 04/09/20

14,543

26,426

Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.000%, 04/29/20

26,258

11,270

Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20

11,203

8,326

Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21

8,318

121,695

Household Products — 0.4%

1,738

Armored Autogroup, Inc., New Term Loan, VAR, 6.000%, 11/05/16

1,736

11,191

Reynolds Group Holdings Ltd., 2013 Incremental U.S. Term Loan, VAR, 4.000%, 12/01/18

11,221

12,957

Total Consumer Staples

323,360

Energy — 4.0%

Energy Equipment & Services — 1.0%

3,459

  Drillships Financing Holding, Inc., Term Loan B-1, VAR, 6.000%,
03/31/21

2,696

3,582

Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20

2,609

6,299

Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18

4,989

13,035

Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21

10,537

5,321

Seventy Seven Operating LLC, Term Loan, VAR, 3.750%, 06/25/21

4,804

5,131

Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18

4,011

29,646

Oil, Gas & Consumable Fuels — 3.0%

1,307

Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18

1,287

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Oil, Gas & Consumable Fuels — continued

2,770

Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18

2,754

6,183

CITGO Petroleum Corp., 1st Lien Term Loan B, VAR, 4.500%, 07/29/21

6,068

15,338

Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19

14,901

8,390

Fieldwood Energy LLC, 2nd Lien Closing Date Term Loan, VAR, 8.380%, 09/30/20

6,412

4,721

MEG Energy Corp., Incremental Term Loan (Canada), VAR, 3.750%, 03/31/20

4,535

5,318

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18

5,308

13,688

Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19

13,560

10,435

Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20

9,820

9,390

Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18

6,080

9,174

Southcross Holdings LP, 1st Lien Term Loan, VAR, 6.000%, 08/04/21

8,566

3,500

Veresen Midstream Ltd. Partnership, 1st Lien Term Loan, VAR, 6.000%, 02/18/22 ^

3,483

82,774

Total Energy

112,420

Financials — 3.3%

Capital Markets — 0.4%

Duff & Phelps Corp., Term Loan,

4,193

VAR, 4.500%, 04/23/20

4,158

3,215

VAR, 4.500%, 04/23/20

3,223

3,215

VAR, 4.500%, 10/17/20

3,175

10,556

Consumer Finance — 0.6%

17,864

Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18

17,574

Diversified Financial Services — 1.4%

3,450

Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19

3,433

700

Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20

694

6,209

Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19

6,186

22,595

ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19 ^

21,428

7,169

Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21

7,065

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

9

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Diversified Financial Services — continued

1,135

Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22

1,109

39,915

Insurance — 0.6%

1,565

Alliant Holdings I, Inc., Term Loan B1, VAR, 5.000%, 12/20/19 ^

1,560

6,622

Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.250%, 12/20/19 ^

6,606

5,137

HUB International Ltd., Term Loan, VAR, 4.250%, 10/02/20

5,073

4,213

National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20

4,181

17,420

Real Estate Management & Development — 0.3%

7,276

CityCenter Holdings LLC, Term Loan B, VAR, 4.250%, 10/16/20

7,278

313

Realogy Group LLC, Extended Synthetic Commitments, VAR, 4.420%, 10/10/16

307

7,585

Total Financials

93,050

Health Care — 8.3%

Biotechnology — 1.0%

27,005

Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 5.000%, 12/13/19

27,241

Health Care Equipment & Supplies — 1.5%

7,660

Auris Luxembourg II S.A., Term Loan B, (Luxembourg), VAR, 5.500%, 01/17/22

7,733

8,277

Mallinckrodt International Finance S.A., Term Loan B-1, VAR, 3.250%, 03/19/21

8,228

7,641

Mallinckrodt International Finance, Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21

7,620

6,926

Onex Carestream Finance LP, 1st Lien Term Loan, VAR, 5.010%, 06/07/19

6,933

10,945

Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21

10,812

41,326

Health Care Providers & Services — 3.6%

2,970

Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22

2,980

7,192

Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19

7,138

7,572

Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21

7,577

17,102

CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19 ^

17,085

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Health Care Providers & Services — continued

3,465

CHS/Community Health Systems, Inc., 2021 Term D Loan, VAR, 4.250%, 01/27/21

3,472

5,363

DaVita HealthCare Partners, Inc., 1st Lien Term Loan B, VAR, 3.500%, 06/24/21

5,368

9,208

HCA, Inc., Term Loan B-4, VAR, 3.010%, 05/01/18

9,202

7,650

IASIS Healthcare Corp., New Term Loan B, VAR, 4.500%, 05/03/18

7,655

17,122

inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18

17,165

22,907

National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21

22,706

100,348

Life Sciences Tools & Services — 0.6%

4,870

INC Research Holdings, Inc., Term Loan, VAR, 4.500%, 11/12/21

4,864

11,153

STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21

11,118

15,982

Pharmaceuticals — 1.6%

1,177

Ceva Logistics Holdings, Inc., US Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21

1,087

13,220

Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.170%, 02/27/21

13,186

14,559

Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19

14,463

3,241

Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21

3,217

12,540

Salix Pharmaceuticals Ltd., Term Loan, VAR, 4.250%, 01/02/20

12,532

44,485

Total Health Care

229,382

Industrials — 11.2%

Aerospace & Defense — 0.7%

5,840

  Accudyne Industries Borrower S.C.A/Accudyne Industries LLC, (FKA Silver II U.S. Holdings, LLC), 1st Lien Term Loan, VAR, 4.000%,
12/13/19

5,609

14,004

WP CPP Holdings, LLC, 1st Lien Term Loan B, VAR, 4.750%, 12/28/19

13,962

211

Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17

211

19,782

Air Freight & Logistics — 0.1%

147

Ceva Group plc, Canadian Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21

136

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Air Freight & Logistics — continued

853

Ceva Group plc, Dutch BV Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21

788

815

  Ceva Group plc, Synthetic Letter of Credit, Pre-Funded L/C Loan, (United Kingdom), VAR,
6.500%, 03/19/21

753

1,677

Airlines — 2.1%

37,448

Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18

37,417

456

Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19

455

11,491

Landmark US Member LLC, 1st Lien Term Loan, VAR, 4.750%, 10/25/19

11,451

9,529

U.S. Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19

9,496

58,819

Building Products — 1.2%

18,235

Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20

17,901

8,712

Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20

8,690

6,883

Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19

6,883

33,474

Commercial Services & Supplies — 2.7%

2,027

AWAS Finance Luxembourg S.A., 1st Lien Term Loan, VAR, 3.500%, 07/16/18

2,019

11,100

Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20 ^

10,989

2,998

Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.000%, 11/06/20

2,968

17,295

Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.510%, 06/30/17

17,309

3,689

Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19

3,699

6,888

Marine Acquisition Corp., Term Loan, VAR, 5.250%, 01/30/21

6,862

4,961

Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20

4,912

4,813

Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21

4,837

5,626

  University Support Services LLC (St. George’s University Scholastic Services LLC), Term Loan, VAR, 5.750%,
08/06/21

5,584

5,371

Wand Intermediate I LP, 1st Lien Term Loan, VAR, 4.750%, 09/17/21

5,391

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Services & Supplies — continued

6,600

Wastequip, Inc., New Term Loan, VAR, 5.500%, 08/09/19

6,566

4,703

WTG Holdings III Corp., 1st Lien Term Loan, VAR, 4.750%, 01/15/21

4,667

75,803

Construction & Engineering — 0.1%

1,750

Stonewall Gas Gathering LLC, Loan, VAR, 8.750%, 01/28/22

1,741

Electrical Equipment — 0.1%

2,743

Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18

2,732

Industrial Conglomerates — 0.4%

1,839

Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17

1,839

9,274

Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19

8,857

10,696

Machinery — 2.7%

5,915

Filtration Group Canada Corp., 1st Lien Term Loan B-1, VAR, 4.500%, 11/20/20

5,906

16,864

Gates Global LLC, 1st Lien Term Loan, VAR, 4.250%, 07/05/21

16,733

21,967

Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18

21,628

7,620

Onex Wizard Acquisition Co. II S.C.A., 1st Lien Term Loan, (Luxembourg), VAR, 01/29/22 ^

7,666

18,000

Rexnord LLC/RBS Global Inc., 1st Lien Term Loan B, VAR, 4.000%, 08/21/20

17,946

3,643

Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19 ^

3,624

73,503

Marine — 0.3%

1,905

Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21

1,589

8,800

Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18

6,182

7,771

Professional Services — 0.2%

6,187

PGX Holdings, Inc., Term Loan, VAR, 6.250%, 09/29/20

6,187

Road & Rail — 0.2%

2,841

Hertz Corp. (The), 1st Lien Term Loan, VAR, 4.000%, 03/11/18

2,829

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

11

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Road & Rail — continued

3,637

Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19

3,619

6,448

Trading Companies & Distributors — 0.4%

7,050

HD Supply, Inc., Term Loan, VAR, 4.000%, 06/28/18

7,031

5,270

McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19 ^

5,085

12,116

Total Industrials

310,749

Information Technology — 9.3%

Communications Equipment — 1.8%

40,294

Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.670%, 10/26/17

39,120

5,534

Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18 ^

5,475

4,900

Riverbed Technology, Inc., 1st Lien Term Loan B, VAR, 02/24/22 ^

4,937

49,532

Electronic Equipment, Instruments & Components — 1.7%

11,261

CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20

11,158

34,255

Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20

34,384

1,200

Zebra Technologies Corp., 1st Lien Term Loan B, VAR, 4.750%, 10/27/21

1,211

46,753

Internet Software & Services — 0.5%

12,396

Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.750%, 05/13/21

12,402

IT Services — 1.5%

20,500

First Data Corp., 2018 New Dollar Term Loan, VAR, 3.672%, 03/23/18

20,464

13,904

First Data Corp., Term Loan, VAR, 3.672%, 09/24/18

13,891

7,935

First Data Corp., 2021 Dollar Term Loan, VAR, 4.170%, 03/24/21

7,953

42,308

Semiconductors & Semiconductor Equipment — 3.4%

52,436

Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21

52,466

21,518

Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20

21,464

14,775

Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21

14,843

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Semiconductors & Semiconductor Equipment — continued

6,750

On Semiconductor Corp., Term Loan, VAR, 2.010%, 01/02/18

6,514

95,287

Software — 0.4%

12,193

Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18

12,155

Total Information Technology

258,437

Materials — 4.3%

Chemicals — 1.2%

7,740

Arizona Chemical U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21 ^

7,730

6,928

Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20

6,872

6,327

Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21

6,311

5,503

OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19

5,489

2,588

Platform Specialty Products Co., Term Loan, VAR, 4.750%, 06/07/20

2,601

4,255

Tronox Ltd., Term Loan, VAR, 4.000%, 03/19/20

4,249

33,252

Construction Materials — 0.8%

790

Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21

791

20,130

  Quikrete Holdings, Inc., 1st Lien Term Loan, VAR,
4.000%, 09/28/20 ^

20,041

20,832

Containers & Packaging — 0.8%

4,630

Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19

4,613

3,226

Berry Plastics Corp., Term Loan E, VAR, 3.750%, 01/06/21

3,222

2,895

Devix Topco S.A., 1st Lien Term Loan B, VAR, 4.250%, 05/03/21

2,895

8,920

Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21

8,942

2,960

Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19

2,942

677

Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21 ^

661

23,275

Metals & Mining — 1.3%

5,821

Atkore International, Inc., 1st Lien Term Loan, VAR, 4.500%, 04/09/21

5,620

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Metals & Mining — continued

4,415

Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21

4,150

20,660

FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan, VAR, 3.750%, 06/30/19

19,127

7,012

Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19

6,691

35,588

Paper & Forest Products — 0.2%

5,725

Unifrax I LLC/Unifrax Holding Co., New Term Loan, VAR, 4.250%, 11/28/18

5,682

Total Materials

118,629

Telecommunication Services — 2.5%

Diversified Telecommunication Services — 2.3%

25,329

Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19

25,498

9,848

Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20

9,826

1,570

Integra Telecom Holdings, Inc., Term Loan, VAR, 5.250%, 02/22/19

1,559

9,917

Level 3 Financing, Inc., 2019 Term Loan B-3, VAR, 4.000%, 08/01/19

9,910

6,379

UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21

6,323

4,965

Virgin Media Finance plc, Term Loan, VAR, 3.500%, 06/07/20

4,950

1,820

XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21

1,818

4,711

Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19

4,705

64,589

Wireless Telecommunication Services — 0.2%

6,207

Syniverse Holdings, Inc., Tranche B Term Loan 2019, VAR, 4.000%, 04/23/19

6,122

Total Telecommunication Services

70,711

Utilities — 5.3%

Electric Utilities — 3.9%

8,935

Calpine Construction Finance Co., New Term Loan, VAR, 3.250%, 01/31/22

8,826

32,160

Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B-1, VAR, 3.000%, 05/03/20

31,658

8,910

InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20

8,769

82,050

Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.662%, 10/10/17 (d)

52,375

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Electric Utilities — continued

11,000

Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.660%, 10/10/14 (d)

6,957

108,585

Independent Power & Renewable Electricity Producers — 1.4%

6,410

Calpine Corp., New Term Loan, VAR, 4.000%, 10/31/20

6,405

10,944

Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20

10,908

20,558

NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18

20,502

37,815

Total Utilities

146,400

Total Loan Assignments (Cost $2,327,259)

2,290,891

SHARES

Short-Term Investment — 2.2%

Investment Company — 2.2%

60,492

JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $60,492)

60,492

Total Investments — 97.8% (Cost $2,761,948)

2,717,887

Other Assets in Excess of Liabilities — 2.2%

60,892

NET ASSETS — 100.0%

$
2,778,779

Percentages indicated are based on net assets.

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

13

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT FEBRUARY 28, 2015

NET UNREALIZED APPRECIATION (DEPRECIATION)

1,911

EUR

Societe Generale

03/24/15

2,163

2,139

24

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

EUR

— Euro

NOK

— Norwegian Krone

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

USD

— United States Dollar

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of February 28,
2015.

@

  —  The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2015.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)

— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of February 28, 2015.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(v)

  —  Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

^

  —  All or a portion of the security is unsettled as of February 28, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

15

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (Unaudited)

(Amounts in
thousands, except per share amounts)

Floating Rate Income Fund

ASSETS:

Investments in non-affiliates, at value

$
2,657,395

Investments in affiliates, at value

60,492

Total investment securities, at value

2,717,887

Cash

8,494

Receivables:

Investment securities sold

57,655

Fund shares sold

9,637

Interest and dividends from non-affiliates

19,152

Dividends from affiliates

2

Tax reclaims

269

Unrealized appreciation on forward foreign currency exchange contracts

24

Other assets

93

Total Assets

2,813,213

LIABILITIES:

Payables:

Due to custodian

19

Investment securities purchased

30,579

Fund shares redeemed

2,485

Accrued liabilities:

Investment advisory fees

997

Administration fees

63

Shareholder servicing fees

154

Distribution fees

29

Custodian and accounting fees

2

Trustees’ and Chief Compliance Officer’s fees

1

Transfer agent fees

42

Other

63

Total Liabilities

34,434

Net Assets

$
2,778,779

SEE NOTES TO FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

Floating Rate Income Fund

NET ASSETS:

Paid-in-Capital

$
2,847,233

Accumulated undistributed (distributions in excess of) net investment income

2,221

Accumulated net realized gains (losses)

(26,633
)

Net unrealized appreciation (depreciation)

(44,042
)

Total Net Assets

$
2,778,779

Net Assets:

Class A

$
76,064

Class C

25,311

Class R6

449,103

Select Class

2,228,301

Total

$
2,778,779

  Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):

Class A

7,741

Class C

2,583

Class R6

45,678

Select Class

226,718

Net Asset Value (a):

Class A — Redemption price per share

$
9.83

Class C — Offering price per share (b)

9.80

Class R6 — Offering and redemption price per share

9.83

Select Class — Offering and redemption price per share

9.83

Class A maximum sales charge

2.25
%

Class A maximum public offering price per share

[net asset value per share/(100% — maximum sales charge)]

$
10.06

Cost of investments in non-affiliates

$
2,701,456

Cost of investments in affiliates

60,492

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

17

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

(Amounts in thousands)

Floating Rate Income Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
78,817

Dividend income from non-affiliates

337

Dividend income from affiliates

11

Total investment income

79,165

EXPENSES:

Investment advisory fees

8,912

Administration fees

1,331

Distribution fees:

Class A

153

Class C

94

Shareholder servicing fees:

Class A

153

Class C

31

Select Class

3,128

Custodian and accounting fees

176

Interest expense to affiliates

2

Professional fees

83

Trustees’ and Chief Compliance Officer’s fees

18

Printing and mailing costs

21

Registration and filing fees

137

Transfer agent fees

18

Sub-transfer agent fees (See note 2.G.)

75

Other

16

Total expenses

14,348

Less fees waived

(2,369
)

Less earnings credits

(2
)

Less expense reimbursements

(11
)

Net expenses

11,966

Net investment income (loss)

67,199

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

(28,057
)

Foreign currency transactions

1,551

Net realized gain (loss)

(26,506
)

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

(54,216
)

Foreign currency translations

(208
)

Change in net unrealized appreciation/depreciation

(54,424
)

Net realized/unrealized gains (losses)

(80,930
)

Change in net assets resulting from operations

$
(13,731
)

SEE NOTES TO FINANCIAL
STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended February 28, 2015 (Unaudited)

Year Ended August 31, 2014

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
67,199

$
165,391

Net realized gain (loss)

(26,506
)

(2,034
)

Distributions of capital gains received from investment company affiliates

—

3

Change in net unrealized appreciation/depreciation

(54,424
)

3,305

Change in net assets resulting from operations

(13,731
)

166,665

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(2,292
)

(6,852
)

From net realized gains

—

(168
)

Class C

From net investment income

(467
)

(670
)

From net realized gains

—

(17
)

Class R6 (a)

From net investment income

(12,970
)

(21,210
)

From net realized gains

—

(120
)

Select Class

From net investment income

(54,957
)

(133,773
)

From net realized gains

—

(3,120
)

Total distributions to shareholders

(70,686
)

(165,930
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

(1,174,636
)

704,745

NET ASSETS:

Change in net assets

(1,259,053
)

705,480

Beginning of period

4,037,832

3,332,352

End of period

$
2,778,779

$
4,037,832

Accumulated undistributed (distributions in excess of) net investment income

$
2,221

$
5,708

(a)
Commencement of offering of class of shares effective October 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

19

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended February 28, 2015 (Unaudited)

Year Ended August 31, 2014

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
32,867

$
115,883

Distributions reinvested

1,960

5,337

Cost of shares redeemed

(123,591
)

(111,386
)

Change in net assets resulting from Class A capital transactions

$
(88,764
)

$
9,834

Class C

Proceeds from shares issued

$
8,696

$
16,008

Distributions reinvested

460

673

Cost of shares redeemed

(6,013
)

(9,254
)

Change in net assets resulting from Class C capital transactions

$
3,143

$
7,427

Class R6 (a)

Proceeds from shares issued

$
115,630

$
1,144,405

Distributions reinvested

4,215

4,409

Cost of shares redeemed

(569,662
)

(225,409
)

Change in net assets resulting from Class R6 capital transactions

$
(449,817
)

$
923,405

Select Class

Proceeds from shares issued

$
275,413

$
2,068,552

Distributions reinvested

10,954

20,616

Cost of shares redeemed

(925,565
)

(2,325,089
)

Change in net assets resulting from Select Class capital transactions

$
(639,198
)

$
(235,921
)

Total change in net assets resulting from capital transactions

$
(1,174,636
)

$
704,745

SHARE TRANSACTIONS:

Class A

Issued

3,305

11,482

Reinvested

199

529

Redeemed

(12,551
)

(11,022
)

Change in Class A Shares

(9,047
)

989

Class C

Issued

881

1,591

Reinvested

47

67

Redeemed

(615
)

(919
)

Change in Class C Shares

313

739

Class R6 (a)

Issued

11,804

113,007

Reinvested

429

437

Redeemed

(57,709
)

(22,290
)

Change in Class R6 Shares

(45,476
)

91,154

Select Class

Issued

27,940

204,520

Reinvested

1,114

2,043

Redeemed

(93,936
)

(229,933
)

Change in Select Class Shares

(64,882
)

(23,370
)

(a)
Commencement of offering of class of shares effective October 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Floating Rate Income Fund

Class A

Six Months Ended February 28, 2015 (Unaudited)

$
10.04

$
0.19
(f)

$
(0.20
)

$
(0.01
)

$
(0.20
)

$
—

$
(0.20
)

Year Ended August 31, 2014

10.02

0.39
(g)

0.02

0.41

(0.38
)

(0.01
)

(0.39
)

Year Ended August 31, 2013

9.89

0.43

0.14

0.57

(0.43
)

(0.01
)

(0.44
)

Year Ended August 31, 2012

9.41

0.47
(f)

0.44

0.91

(0.43
)

—
(h)

(0.43
)

June 1, 2011 (i) through August 31, 2011

10.00

0.09
(f)

(0.63
)

(0.54
)

(0.05
)

—

(0.05
)

Class C

Six Months Ended February 28, 2015 (Unaudited)

10.02

0.17
(f)

(0.21
)

(0.04
)

(0.18
)

—

(0.18
)

Year Ended August 31, 2014

10.01

0.34
(g)

0.02

0.36

(0.34
)

(0.01
)

(0.35
)

Year Ended August 31, 2013

9.88

0.40

0.13

0.53

(0.39
)

(0.01
)

(0.40
)

Year Ended August 31, 2012

9.41

0.44
(f)

0.42

0.86

(0.39
)

—
(h)

(0.39
)

June 1, 2011 (i) through August 31, 2011

10.00

0.06
(f)

(0.61
)

(0.55
)

(0.04
)

—

(0.04
)

Class R6

Six Months Ended February 28, 2015 (Unaudited)

10.05

0.21
(f)

(0.20
)

0.01

(0.23
)

—

(0.23
)

October 31, 2013 (k) through August 31, 2014

10.10

0.34
(g)

(0.03
)

0.31

(0.35
)

(0.01
)

(0.36
)

Select Class

Six Months Ended February 28, 2015 (Unaudited)

10.05

0.20
(f)

(0.20
)

—
(h)

(0.22
)

—

(0.22
)

Year Ended August 31, 2014

10.03

0.42
(g)

0.02

0.44

(0.41
)

(0.01
)

(0.42
)

Year Ended August 31, 2013

9.89

0.46

0.15

0.61

(0.46
)

(0.01
)

(0.47
)

Year Ended August 31, 2012

9.41

0.50
(f)

0.43

0.93

(0.45
)

—
(h)

(0.45
)

June 1, 2011 (i) through August 31, 2011

10.00

0.08
(f)

(0.62
)

(0.54
)

(0.05
)

—

(0.05
)

(a)
Annualized for periods less than one year, unless otherwise noted.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Calculated based upon average shares outstanding.

(g)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

(h)
Amount rounds to less than $0.01.

(i)
Commencement of operations.

(j)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

(k)
Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

22

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

  Net assets, end of period
(000’s)

Net expenses (d)

Net investment income (loss)

     Expenses without waivers, reimbursements and earnings
credits

Portfolio turnover rate (b)(e)

$
9.83

(0.05
)%

$
76,064

0.99
%

3.90
%

1.22
%

4
%

10.04

4.15

168,575

0.98

3.85
(g)

1.15

61

10.02

5.90

158,323

0.97

4.64

1.16

42

9.89

9.82

63,811

0.97

4.80

1.20

65

9.41

(5.43
)

54,039

0.95
(j)

3.68
(j)

1.33
(j)

1

9.80

(0.37
)

25,311

1.49

3.41

1.72

4

10.02

3.59

22,738

1.48

3.35
(g)

1.65

61

10.01

5.50

15,323

1.47

4.07

1.65

42

9.88

9.24

2,408

1.47

4.45

1.68

65

9.41

(5.55
)

285

1.48
(j)

2.43
(j)

2.58
(j)

1

9.83

0.07

449,103

0.64

4.23

0.66

4

10.05

3.05

916,404

0.63

4.11
(g)

0.66

61

9.83

0.01

2,228,301

0.74

4.15

0.91

4

10.05

4.40

2,930,115

0.73

4.10
(g)

0.90

61

10.03

6.25

3,158,706

0.72

4.85

0.91

42

9.89

10.09

781,827

0.72

5.12

0.94

65

9.41

(5.40
)

187,051

0.72
(j)

3.37
(j)

1.55
(j)

1

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited)

1.
Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a
Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Floating Rate Income Fund

Class A, Class C, Class R6 and Select Class

Diversified

The investment objective of the Fund is to seek to provide current income with a secondary objective of capital appreciation.

Class R6 Shares commenced operations on October 31, 2013.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class
R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The
following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee
(“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices
received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s NAV as of the report date.

Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

24

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level
within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the
Schedule of Portfolio Investments (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Corporate Bonds

Consumer Discretionary

$
—

$
56,640

$
—

$
56,640

Consumer Staples

—

5,838

—

5,838

Energy

—

61,613

—

61,613

Health Care

—

43,858

—

43,858

Industrials

—

52,440

9,485

61,925

Information Technology

—

14,018

—

14,018

Materials

—

62,107

—

62,107

Telecommunication Services

—

27,001

—

27,001

Utilities

—

19,870

—

19,870

Total Corporate Bonds

—

343,385

9,485

352,870

Preferred Stock

Financials

—

13,634

—

13,634

Loan Assignments

Consumer Discretionary

—

627,752

1

627,753

Consumer Staples

—

323,360

—

323,360

Energy

—

112,420

—

112,420

Financials

—

93,050

—

93,050

Health Care

—

229,382

—

229,382

Industrials

—

310,749

—

310,749

Information Technology

—

258,437

—

258,437

Materials

—

118,629

—

118,629

Telecommunication Services

—

70,711

—

70,711

Utilities

—

146,400

—

146,400

Total Loan Assignments

—

2,290,890

1

2,290,891

Short-Term Investment

Investment Company

60,492

—

—

60,492

Total Investments in Securities

$
60,492

$
2,647,909

$
9,486

$
2,717,887

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
24

$
—

$
24

There were no transfers among any levels during the six months ended February 28, 2015.

B. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into
U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although
the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations.
Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in
Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

C. Restricted and Illiquid
Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the
Securities Act of 1933, (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of Period End Date, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule
144A and Regulation S under the Securities Act.

The value and percentage of net assets of illiquid securities as of February 28, 2015 was approximately $1,000 and 0.00%, respectively.

D. Forward Foreign Currency Exchange Contracts — The Fund uses forward foreign currency exchange contracts including non-deliverable forwards mainly as a substitute for securities in which the Fund can invest, to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the
forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed, or if a forward currency contract is offset by entering another forward currency contract with the same counterparty upon settlement of net realized gain or loss.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

As of
February 28, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses
the volume of the Fund’s forward foreign currency exchange contracts activity during the six months ended February 28, 2015 (amounts in thousands):

Forward Foreign Currency Exchange Contracts

Average Settlement Value Purchased

$
1,076

Average Settlement Value Sold

12,573

Ending Settlement Value Purchased

—

Ending Settlement Value Sold

2,163

E. Loan Assignments — The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the
Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower
(“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. In addition, loan

26

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

At February 28, 2015, the Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank

Percentage

Credit Suisse International

14.0
%

Deutsche Bank AG

12.2

Bank of America, N.A.

12.0

Citigroup

10.6

Barclays Bank plc

8.7

Goldman Sachs

8.0

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Sub-transfer agent
fees are class-specific expenses. The amount of the Sub-transfer agent fees charged to each class of the Fund for the six months ended February 28, 2015 are as follows (amounts in thousands):

Class

Amount

Class A Shares

$
39

Class C Shares

6

Select Class Shares

30

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The
Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition
— “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or
“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note
3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of
JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2015, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A.
(“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a
wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class
C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2015, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$
4

$
—
(a)

(a)
Amount rounds to less than $1,000.

D. Shareholder
Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Select
Class Shares, respectively.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

1.00
%

1.50
%

0.65
%

0.75
%

The expense limitation agreement was in effect for the six months ended February 28, 2015 and is in place until at least
December 31, 2015.

For the six months ended February 28, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

  Investment
Advisory

Administration

Shareholder Servicing

Total

Contractual Reimbursements

$
120

$
114

$
2,007

$
2,241

$
11

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser,
Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended February 28, 2015 was approximately $128,000.

28

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the
Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2015, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended February 28, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six
months ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

  Purchases
(excluding U.S. Government)

  Sales
(excluding U.S. Government)

$
127,717

$
1,202,208

During the six months ended February 28, 2015, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For
Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

  Aggregate
Cost

  Gross
 Unrealized
Appreciation

  Gross
 Unrealized
Depreciation

  Net Unrealized
 Appreciation
(Depreciation)

$
2,761,948

$
15,939

$
60,000

$
(44,061
)

At August 31, 2014, the Fund had post-enactment net short-term capital loss carryforwards of approximately $35,000.

6. Borrowings

The Fund relies upon
an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.
The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in
Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement,
JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015. Average borrowings from the Facility for, or at any time during, the year ended February 28, 2015, were as follows (amounts in thousands):

  Average
Borrowings

  Average Interest
Rate Paid

  Number of
Days Outstanding

  Interest
Paid

$
21,904

0.22
%

16

$
2

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statement of Operations.

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (Unaudited) (continued)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters
into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the
Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the
Adviser have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions by these shareholders may impact the
Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments.
Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deem to be representative of its value, the value of the Fund’s net assets could be adversely affected.

30

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1,
2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value September 1, 2014

Ending Account Value February 28, 2015

Expenses Paid During the Period*

Annualized Expense Ratio

Floating Rate Income Fund

Class A

Actual

$
1,000.00

$
999.50

$
4.91

0.99
%

Hypothetical

1,000.00

1,019.89

4.96

0.99

Class C

Actual

1,000.00

996.30

7.38

1.49

Hypothetical

1,000.00

1,017.41

7.45

1.49

Class R6

Actual

1,000.00

1,000.70

3.17

0.64

Hypothetical

1,000.00

1,021.62

3.21

0.64

Select Class

Actual

1,000.00

1,000.10

3.67

0.74

Hypothetical

1,000.00

1,021.12

3.71

0.74

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2015

J.P. MORGAN INCOME FUNDS

31

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and
Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the
SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent
12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2015. All rights reserved. February 2015.

SAN-FRI-215

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the
period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual
report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)
(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii)
of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether
the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d))
regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I –
Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Included in Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is
filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3)
of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS
AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or
240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form
N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as
part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate
certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule
30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Office

May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

May 8, 2015

By:

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer and Principal Financial Officer

May 8, 2015